UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSRS

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-3614

                           Rochester Fund Municipals
                           -------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: June 30, 2005
                                              -------------

ITEM 1. REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Tobacco Settlements                                                        11.2%
--------------------------------------------------------------------------------
Hospital/Health Care                                                       11.0
--------------------------------------------------------------------------------
Electric Utilities                                                          8.3
--------------------------------------------------------------------------------
Highways/Railways                                                           8.2
--------------------------------------------------------------------------------
Airlines                                                                    8.0
--------------------------------------------------------------------------------
General Obligation                                                          6.1
--------------------------------------------------------------------------------
Water Utilities                                                             5.9
--------------------------------------------------------------------------------
Adult Living Facilities                                                     5.3
--------------------------------------------------------------------------------
Higher Education                                                            4.1
--------------------------------------------------------------------------------
Multifamily Housing                                                         4.1

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on total value of investments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                  10.7%
AA                   16.9
A                    16.9
BBB                  33.2
BB                    4.1
B                     0.2
CCC                   6.6
Not Rated            11.4

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are dollar-weighted based on total investments. Securities rated by any rating organization are included in the equivalent S&P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


                         13 | ROCHESTER FUND MUNICIPALS

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF ROCHESTER FUND MUNICIPALS. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 5/15/86. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 3/17/97. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/17/97. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 4/28/00. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                         14 | ROCHESTER FUND MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                         15 | ROCHESTER FUND MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                            BEGINNING          ENDING             EXPENSES
                            ACCOUNT            ACCOUNT            PAID DURING
                            VALUE              VALUE              6 MONTHS ENDED
                            (1/1/05)           (6/30/05)          JUNE 30, 2005
--------------------------------------------------------------------------------
Class A Actual              $1,000.00          $1,067.00          $3.70
--------------------------------------------------------------------------------
Class A Hypothetical         1,000.00           1,021.22           3.61
--------------------------------------------------------------------------------
Class B Actual               1,000.00           1,062.50           8.13
--------------------------------------------------------------------------------
Class B Hypothetical         1,000.00           1,016.91           7.98
--------------------------------------------------------------------------------
Class C Actual               1,000.00           1,062.60           8.08
--------------------------------------------------------------------------------
Class C Hypothetical         1,000.00           1,016.96           7.93
--------------------------------------------------------------------------------
Class Y Actual               1,000.00           1,068.00           2.77
--------------------------------------------------------------------------------
Class Y Hypothetical         1,000.00           1,022.12           2.71

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2005, are as follows:

CLASS      EXPENSE RATIOS
-------------------------
Class A        0.72%
-------------------------
Class B        1.59
-------------------------
Class C        1.58
-------------------------
Class Y        0.54

--------------------------------------------------------------------------------


                         16 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--101.5%
------------------------------------------------------------------------------------------------------------------------
NEW YORK--88.7%
$    125,000    Albany County Airport Authority                                5.500%     12/15/2019     $      133,455
------------------------------------------------------------------------------------------------------------------------
     635,000    Albany County IDA (Albany College of Pharmacy)                 5.375      12/01/2024            664,096
------------------------------------------------------------------------------------------------------------------------
   1,700,000    Albany County IDA (Albany College of Pharmacy)                 5.625      12/01/2034          1,800,181
------------------------------------------------------------------------------------------------------------------------
     885,000    Albany Hsg. Authority (Lark Drive)                             5.500      12/01/2028            922,135
------------------------------------------------------------------------------------------------------------------------
   1,420,000    Albany IDA (Albany Medical Center)                             6.000      05/01/2019          1,456,338
------------------------------------------------------------------------------------------------------------------------
   2,460,000    Albany IDA (Albany Medical Center)                             6.000      05/01/2029          2,500,492
------------------------------------------------------------------------------------------------------------------------
     400,000    Albany IDA (Albany Municipal Golf Course Clubhouse)            7.500      05/01/2012            405,260
------------------------------------------------------------------------------------------------------------------------
     895,000    Albany IDA (Albany Rehab.)                                     8.375      06/01/2023            942,990
------------------------------------------------------------------------------------------------------------------------
   4,005,000    Albany IDA (Charitable Leadership)                             5.750      07/01/2026          4,189,030
------------------------------------------------------------------------------------------------------------------------
   3,730,000    Albany IDA (Daughters of Sarah Nursing Home)                   5.375      10/20/2030          4,063,984
------------------------------------------------------------------------------------------------------------------------
   2,620,000    Albany IDA (Hampton Plaza)                                     6.250      03/15/2018          2,674,129
------------------------------------------------------------------------------------------------------------------------
     900,000    Albany IDA (New Covenant Charter School)                       7.000      05/01/2025            886,149
------------------------------------------------------------------------------------------------------------------------
   1,285,000    Albany IDA (Sage Colleges)                                     5.250      04/01/2019          1,328,048
------------------------------------------------------------------------------------------------------------------------
   1,760,000    Albany IDA (Sage Colleges)                                     5.300      04/01/2029          1,815,933
------------------------------------------------------------------------------------------------------------------------
   1,770,000    Albany Parking Authority                                       0.000 1    11/01/2017          1,001,997
------------------------------------------------------------------------------------------------------------------------
   2,510,000    Albany Parking Authority                                       5.625      07/15/2020          2,720,689
------------------------------------------------------------------------------------------------------------------------
   2,000,000    Albany Parking Authority                                       5.625      07/15/2025          2,156,760
------------------------------------------------------------------------------------------------------------------------
   5,700,000    Allegany County IDA (Houghton College)                         5.250      01/15/2024          5,865,528
------------------------------------------------------------------------------------------------------------------------
     920,000    Amherst IDA (Asbury Pointe)                                    5.800      02/01/2015            920,313
------------------------------------------------------------------------------------------------------------------------
      10,000    Amherst IDA (Asbury Pointe)                                    6.000      02/01/2023             10,002
------------------------------------------------------------------------------------------------------------------------
   3,000,000    Amherst IDA (Asbury Pointe)                                    6.000      02/01/2029          3,087,930
------------------------------------------------------------------------------------------------------------------------
   2,880,000    Amherst IDA (Daemen College)                                   6.000      10/01/2021          3,081,571
------------------------------------------------------------------------------------------------------------------------
  10,055,000    Amherst IDA (Daemen College)                                   6.125      10/01/2031         10,675,192
------------------------------------------------------------------------------------------------------------------------
      25,000    Amherst IDA (UBF Faculty-Student Hsg. Corp.)                   5.250      08/01/2031             27,321
------------------------------------------------------------------------------------------------------------------------
   3,000,000    Appleridge Retirement Community                                5.750      09/01/2041          3,335,700
------------------------------------------------------------------------------------------------------------------------
     800,000    Babylon IDA (WWH Ambulance)                                    7.375      09/15/2008            810,072
------------------------------------------------------------------------------------------------------------------------
     265,000    Bethany Retirement Home                                        7.450      02/01/2024            271,310
------------------------------------------------------------------------------------------------------------------------
     810,000    Bethlehem Water System                                         5.250      03/01/2018            883,208
------------------------------------------------------------------------------------------------------------------------
     855,000    Bethlehem Water System                                         5.375      03/01/2019            941,877
------------------------------------------------------------------------------------------------------------------------
     905,000    Bethlehem Water System                                         5.375      03/01/2020            994,867
------------------------------------------------------------------------------------------------------------------------
     955,000    Bethlehem Water System                                         5.500      03/01/2021          1,056,440
------------------------------------------------------------------------------------------------------------------------
     505,000    Bethlehem Water System                                         5.500      03/01/2022            557,086
------------------------------------------------------------------------------------------------------------------------
   1,065,000    Blauvelt Volunteer Fire Company                                6.250      10/15/2017          1,094,447
------------------------------------------------------------------------------------------------------------------------
     900,000    Bleeker Terrace HDC                                            8.750      07/01/2007            907,452
------------------------------------------------------------------------------------------------------------------------
     580,000    Brookhaven IDA (Brookhaven Memorial Hospital)                  8.250      11/15/2030            630,298
------------------------------------------------------------------------------------------------------------------------
   6,645,000    Brookhaven IDA (Dowling College)                               6.750      03/01/2023          6,649,851
------------------------------------------------------------------------------------------------------------------------
   1,250,000    Brookhaven IDA (St. Joseph's College)                          6.000      12/01/2020          1,311,763
------------------------------------------------------------------------------------------------------------------------
   2,425,000    Brookhaven IDA (Stony Brook Foundation)                        6.500      11/01/2020          2,572,780
------------------------------------------------------------------------------------------------------------------------
      65,000    Broome County IDA (University Plaza)                           5.000      08/01/2025             67,008
------------------------------------------------------------------------------------------------------------------------
   3,030,000    Broome County IDA (University Plaza)                           5.000      08/01/2036          3,138,656


                         17 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  1,000,000    Broome County IDA (University Plaza)                           5.100%     08/01/2030     $    1,038,180
------------------------------------------------------------------------------------------------------------------------
   1,250,000    Broome County IDA (University Plaza)                           5.100      08/01/2036          1,296,875
------------------------------------------------------------------------------------------------------------------------
   3,000,000    Broome County IDA (University Plaza)                           5.200      08/01/2030          3,121,470
------------------------------------------------------------------------------------------------------------------------
   4,450,000    Broome County IDA (University Plaza)                           5.200      08/01/2036          4,623,817
------------------------------------------------------------------------------------------------------------------------
   3,000,000    Bushnell Basin Fire Association
                (Volunteer Fire Department)                                    5.750      11/01/2030          3,041,910
------------------------------------------------------------------------------------------------------------------------
     915,000    Canton Human Services Initiatives                              5.700      09/01/2024            990,881
------------------------------------------------------------------------------------------------------------------------
   1,155,000    Canton Human Services Initiatives                              5.750      09/01/2032          1,250,472
------------------------------------------------------------------------------------------------------------------------
     600,000    Capital District Youth Center                                  6.000      02/01/2017            630,510
------------------------------------------------------------------------------------------------------------------------
     500,000    Carnegie Redevelopment Corp. 2                                 7.000      09/01/2021            504,665
------------------------------------------------------------------------------------------------------------------------
     570,000    Cattaraugus County IDA
                (Jamestown Community College)                                  6.400      07/01/2019            624,600
------------------------------------------------------------------------------------------------------------------------
   1,000,000    Cattaraugus County IDA
                (Jamestown Community College)                                  6.500      07/01/2030          1,084,300
------------------------------------------------------------------------------------------------------------------------
   4,295,000    Cattaraugus County IDA (Olean General Hospital)                5.250      08/01/2023          4,496,436
------------------------------------------------------------------------------------------------------------------------
   1,465,000    Cattaraugus County IDA (St. Bonaventure University)            5.450      09/15/2019          1,527,512
------------------------------------------------------------------------------------------------------------------------
   2,900,000    Chautauqua County IDA
                (Jamestown Community College)                                  5.250      08/01/2028          3,038,620
------------------------------------------------------------------------------------------------------------------------
     825,000    Chautauqua County IDA (Jamestown Devel. Corp.)                 7.125      11/01/2008            859,031
------------------------------------------------------------------------------------------------------------------------
   3,395,000    Chautauqua County IDA (Jamestown Devel. Corp.)                 7.125      11/01/2018          3,567,059
------------------------------------------------------------------------------------------------------------------------
   2,000,000    Chautauqua County IDA
                (Woman's Christian Association of Jamestown)                   6.400      11/15/2029          2,084,740
------------------------------------------------------------------------------------------------------------------------
   2,500,000    Chemung County IDA (Arnot Ogden Medical Center)                5.000      11/01/2029          2,586,825
------------------------------------------------------------------------------------------------------------------------
     915,000    Chemung County IDA (Arnot Ogden Medical Center)                5.000      11/01/2029            946,778
------------------------------------------------------------------------------------------------------------------------
   1,000,000    Chemung County IDA (Arnot Ogden Medical Center)                5.000      11/01/2034          1,031,500
------------------------------------------------------------------------------------------------------------------------
   1,455,000    Chemung County IDA (Arnot Ogden Medical Center)                5.000      11/01/2034          1,500,833
------------------------------------------------------------------------------------------------------------------------
   1,265,000    Chemung County IDA (Hathorn Redevel. Company)                  4.850      07/01/2023          1,300,306
------------------------------------------------------------------------------------------------------------------------
   1,515,000    Chemung County IDA (Hathorn Redevel. Company)                  5.000      07/01/2033          1,582,539
------------------------------------------------------------------------------------------------------------------------
   6,880,000    Chemung County IDA (St. Joseph's Hospital)                     6.000      01/01/2013          6,533,592
------------------------------------------------------------------------------------------------------------------------
   7,060,000    Chemung County IDA (St. Joseph's Hospital)                     6.350      01/01/2013          6,847,494
------------------------------------------------------------------------------------------------------------------------
   4,910,000    Chemung County IDA (St. Joseph's Hospital)                     6.500      01/01/2019          4,648,641
------------------------------------------------------------------------------------------------------------------------
   1,960,000    Clifton Springs Hospital & Clinic                              7.650      01/01/2012          1,984,461
------------------------------------------------------------------------------------------------------------------------
   3,065,000    Clifton Springs Hospital & Clinic                              8.000      01/01/2020          3,080,019
------------------------------------------------------------------------------------------------------------------------
      35,000    Cohoes GO                                                      6.200      03/15/2012             36,597
------------------------------------------------------------------------------------------------------------------------
      25,000    Cohoes GO                                                      6.200      03/15/2013             26,082
------------------------------------------------------------------------------------------------------------------------
      25,000    Cohoes GO                                                      6.250      03/15/2014             26,078
------------------------------------------------------------------------------------------------------------------------
      25,000    Cohoes GO                                                      6.250      03/15/2015             26,066
------------------------------------------------------------------------------------------------------------------------
      25,000    Cohoes GO                                                      6.250      03/15/2016             26,024
------------------------------------------------------------------------------------------------------------------------
   1,855,000    Columbia County IDA (Berkshire Farms)                          7.500      12/15/2014          1,902,952
------------------------------------------------------------------------------------------------------------------------
   3,300,000    Corinth IDA (International Paper Company)                      5.750      02/01/2022          3,500,442
------------------------------------------------------------------------------------------------------------------------
   5,370,000    Cortland County IDA (Cortland Memorial Hospital)               5.250      07/01/2032          5,747,457


                         18 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    155,000    Dutchess County IDA
                (Astor Learning Center Civic Facility)                         5.150%     11/01/2024     $      162,423
------------------------------------------------------------------------------------------------------------------------
     120,000    Dutchess County IDA (Bard College)                             5.750      08/01/2030            130,243
------------------------------------------------------------------------------------------------------------------------
   3,500,000    Dutchess County IDA (Bard College)                             7.000      11/01/2017          3,546,970
------------------------------------------------------------------------------------------------------------------------
   1,000,000    Dutchess County IDA (St. Francis Hospital)                     7.500      03/01/2029          1,061,740
------------------------------------------------------------------------------------------------------------------------
   2,410,000    Dutchess County IDA (Vassar Brothers Hospital)                 6.500      04/01/2020          2,639,432
------------------------------------------------------------------------------------------------------------------------
   5,635,000    Dutchess County IDA (Vassar Brothers Hospital)                 6.500      04/01/2030          6,158,773
------------------------------------------------------------------------------------------------------------------------
      25,000    Dutchess County IDA (Vassar College)                           5.350      09/01/2040             26,804
------------------------------------------------------------------------------------------------------------------------
   1,000,000    Dutchess County Water & Wastewater Authority                   0.000 1    06/01/2027            378,000
------------------------------------------------------------------------------------------------------------------------
   3,350,000    East Rochester Hsg. Authority (Episcopal Senior Hsg.)          7.750      10/01/2032          3,365,544
------------------------------------------------------------------------------------------------------------------------
   1,355,000    East Rochester Hsg. Authority (Gates Senior Hsg.)              6.125      04/20/2043          1,507,370
------------------------------------------------------------------------------------------------------------------------
   1,400,000    East Rochester Hsg. Authority
                (Genesee Valley Nursing Home)                                  5.200      12/20/2024          1,501,402
------------------------------------------------------------------------------------------------------------------------
   2,620,000    East Rochester Hsg. Authority
                (Jefferson Park Apartments)                                    6.750      03/01/2030          2,545,016
------------------------------------------------------------------------------------------------------------------------
   2,000,000    East Rochester Hsg. Authority (Linden Knoll)                   5.350      02/01/2038          2,037,880
------------------------------------------------------------------------------------------------------------------------
   4,095,000    East Rochester Hsg. Authority (St. John's Meadows)             5.950      08/01/2027          4,297,088
------------------------------------------------------------------------------------------------------------------------
     525,000    Erie County IDA (Air Cargo)                                    8.250      10/01/2007            527,525
------------------------------------------------------------------------------------------------------------------------
   2,380,000    Erie County IDA (Air Cargo)                                    8.500      10/01/2015          2,392,733
------------------------------------------------------------------------------------------------------------------------
   4,000,000    Erie County IDA (Charter School Applied Tech)                  6.750      06/01/2025          3,903,600
------------------------------------------------------------------------------------------------------------------------
   7,000,000    Erie County IDA (Charter School Applied Tech)                  6.875      06/01/2035          6,784,050
------------------------------------------------------------------------------------------------------------------------
   1,860,000    Erie County IDA (DePaul Properties)                            5.750      09/01/2028          1,471,539
------------------------------------------------------------------------------------------------------------------------
   3,055,000    Erie County IDA (DePaul Properties)                            6.500      09/01/2018          2,880,773
------------------------------------------------------------------------------------------------------------------------
  11,310,000    Erie County IDA (Medaille College)                             7.625      04/01/2035         11,771,900
------------------------------------------------------------------------------------------------------------------------
   3,515,000    Erie County IDA (Medaille College)                             8.250      11/01/2026          3,700,100
------------------------------------------------------------------------------------------------------------------------
      75,000    Erie County IDA (The Episcopal Church Home)                    5.875      02/01/2018             77,855
------------------------------------------------------------------------------------------------------------------------
   9,600,000    Erie County IDA (The Episcopal Church Home)                    6.000      02/01/2028          9,980,640
------------------------------------------------------------------------------------------------------------------------
     670,000    Erie County Tobacco Asset Securitization Corp.                 6.125      07/15/2030            702,823
------------------------------------------------------------------------------------------------------------------------
  12,100,000    Erie County Tobacco Asset Securitization Corp.                 6.250      07/15/2040         12,766,710
------------------------------------------------------------------------------------------------------------------------
      90,000    Erie County Tobacco Asset Securitization Corp.                 6.500      07/15/2032             95,946
------------------------------------------------------------------------------------------------------------------------
  10,120,000    Erie County Tobacco Asset Securitization Corp. RITES 2         9.669 3    07/15/2040         11,235,224
------------------------------------------------------------------------------------------------------------------------
  22,440,000    Erie County Tobacco Asset Securitization Corp. RITES 2        10.669 3    07/15/2040         25,897,555
------------------------------------------------------------------------------------------------------------------------
   4,440,000    Essex County IDA (International Paper Company)                 5.200      03/01/2028          4,482,846
------------------------------------------------------------------------------------------------------------------------
   1,850,000    Essex County IDA (International Paper Company)                 5.500      08/15/2022          1,906,000
------------------------------------------------------------------------------------------------------------------------
   1,625,000    Essex County IDA (International Paper Company)                 5.500      10/01/2026          1,672,791
------------------------------------------------------------------------------------------------------------------------
     335,000    Essex County IDA (International Paper Company)                 5.800      12/01/2019            343,754
------------------------------------------------------------------------------------------------------------------------
   2,300,000    Essex County IDA (International Paper Company)                 6.450      11/15/2023          2,494,143
------------------------------------------------------------------------------------------------------------------------
      45,000    Essex County IDA (Moses Ludington Nursing Home)                6.200      02/01/2030             50,318
------------------------------------------------------------------------------------------------------------------------
   5,000,000    Essex County IDA (Moses Ludington Nursing Home)                6.375      02/01/2050          5,601,400
------------------------------------------------------------------------------------------------------------------------
     170,000    Essex County IDA (Moses Ludington Nursing Home)                9.000      02/01/2008            171,465
------------------------------------------------------------------------------------------------------------------------
     975,000    Essex County IDA
                (North Country Community College Foundation)                   5.000      06/01/2020            982,166


                         19 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    320,000    Essex County IDA
                (North Country Community College Foundation)                   5.000%     06/01/2020     $      322,352
------------------------------------------------------------------------------------------------------------------------
   1,235,000    Essex County IDA
                (North Country Community College Foundation)                   5.200      06/01/2025          1,242,657
------------------------------------------------------------------------------------------------------------------------
     410,000    Essex County IDA
                (North Country Community College Foundation)                   5.200      06/01/2025            412,542
------------------------------------------------------------------------------------------------------------------------
   1,100,000    Essex County IDA
                (North Country Community College Foundation)                   5.300      06/01/2035          1,109,240
------------------------------------------------------------------------------------------------------------------------
   5,680,000    Franklin County IDA (Adirondack Medical Center)                5.500      12/01/2029          6,096,798
------------------------------------------------------------------------------------------------------------------------
     900,000    Franklin County IDA
                (North Country Community College Foundation)                   5.200      06/01/2025            905,580
------------------------------------------------------------------------------------------------------------------------
      50,000    Freeport Union Free School District                            5.250      03/15/2032             53,409
------------------------------------------------------------------------------------------------------------------------
     375,000    Glen Cove IDA (SLCD)                                           6.875      07/01/2008            378,870
------------------------------------------------------------------------------------------------------------------------
   3,775,000    Glen Cove IDA (SLCD)                                           7.375      07/01/2023          3,963,977
------------------------------------------------------------------------------------------------------------------------
   1,355,000    Green Island Power Authority                                   5.125      12/15/2024          1,398,848
------------------------------------------------------------------------------------------------------------------------
   2,795,000    Green Island Power Authority                                   6.000      12/15/2020          2,996,771
------------------------------------------------------------------------------------------------------------------------
   1,695,000    Green Island Power Authority                                   6.000      12/15/2025          1,802,107
------------------------------------------------------------------------------------------------------------------------
     840,000    Hempstead GO                                                   5.000      07/01/2020            865,788
------------------------------------------------------------------------------------------------------------------------
   1,025,000    Hempstead GO                                                   5.000      07/01/2021          1,052,286
------------------------------------------------------------------------------------------------------------------------
   1,270,000    Hempstead GO                                                   5.000      07/01/2022          1,301,458
------------------------------------------------------------------------------------------------------------------------
   2,500,000    Hempstead IDA (Adelphi University)                             5.500      06/01/2032          2,728,575
------------------------------------------------------------------------------------------------------------------------
     345,000    Hempstead IDA (Dentaco Corp.)                                  7.250      11/01/2012            357,437
------------------------------------------------------------------------------------------------------------------------
   1,270,000    Hempstead IDA (Dentaco Corp.)                                  8.250      11/01/2025          1,338,682
------------------------------------------------------------------------------------------------------------------------
   4,140,000    Hempstead IDA (Engel Burman Senior Hsg.)                       6.250      11/01/2010          4,181,193
------------------------------------------------------------------------------------------------------------------------
  18,825,000    Hempstead IDA (Engel Burman Senior Hsg.)                       6.750      11/01/2024         19,303,908
------------------------------------------------------------------------------------------------------------------------
   2,435,000    Hempstead IDA (Franklin Hospital Medical Center)               5.750      11/01/2008          2,413,718
------------------------------------------------------------------------------------------------------------------------
   9,375,000    Hempstead IDA (Franklin Hospital Medical Center)               6.375      11/01/2018          9,156,375
------------------------------------------------------------------------------------------------------------------------
   9,540,000    Hempstead IDA (Franklin Hospital Medical Center)               7.750      11/01/2022         10,203,316
------------------------------------------------------------------------------------------------------------------------
   2,500,000    Hempstead IDA (Hungry Harbor Associates)                       8.000      05/01/2044          2,552,450
------------------------------------------------------------------------------------------------------------------------
   5,700,000    Hempstead IDA (Hungry Harbor Associates)                       8.000      05/01/2044          5,700,912
------------------------------------------------------------------------------------------------------------------------
   4,770,000    Hempstead IDA (Hungry Harbor Associates)                       8.000      05/01/2044          4,870,075
------------------------------------------------------------------------------------------------------------------------
  12,530,000    Hempstead IDA (Hungry Harbor Associates)                       8.000      05/01/2044         12,792,879
------------------------------------------------------------------------------------------------------------------------
   6,355,000    Hempstead IDA (South Shore Y JCC)                              6.750      11/01/2024          6,475,999
------------------------------------------------------------------------------------------------------------------------
   8,110,000    Herkimer County IDA (Burrows Paper) 2                          8.000      01/01/2009          8,054,690
------------------------------------------------------------------------------------------------------------------------
   1,285,000    Herkimer County IDA (College Foundation)                       6.400      11/01/2020          1,381,401
------------------------------------------------------------------------------------------------------------------------
   2,000,000    Herkimer County IDA (College Foundation)                       6.500      11/01/2030          2,127,280
------------------------------------------------------------------------------------------------------------------------
   3,000,000    Herkimer County IDA (Folts Adult Home) 4                       5.500      03/20/2040          3,309,180
------------------------------------------------------------------------------------------------------------------------
   1,000,000    Herkimer County IDA
                (Herkimer County College Foundation)                           6.250      08/01/2034          1,062,780
------------------------------------------------------------------------------------------------------------------------
     280,000    Herkimer Hsg. Authority                                        7.150      03/01/2011            291,581
------------------------------------------------------------------------------------------------------------------------
     990,000    Hudson IDA (Have, Inc.)                                        8.125      12/01/2017          1,003,197
------------------------------------------------------------------------------------------------------------------------
   1,255,000    Hudson IDA (Hudson Fabrics)                                    6.750      11/01/2024          1,289,738


                         20 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    145,000    Huntington Hsg. Authority (GJSR)                               5.875%     05/01/2019     $      145,661
------------------------------------------------------------------------------------------------------------------------
   1,000,000    Huntington Hsg. Authority (GJSR)                               6.000      05/01/2029          1,004,150
------------------------------------------------------------------------------------------------------------------------
   8,500,000    Huntington Hsg. Authority (GJSR)                               6.000      05/01/2039          8,381,680
------------------------------------------------------------------------------------------------------------------------
     845,000    Islip IDA (Leeway School)                                      9.000      08/01/2021            847,569
------------------------------------------------------------------------------------------------------------------------
  19,065,000    Islip IDA (Southside Hospital Civic Facilities)                7.750      12/01/2022         20,144,842
------------------------------------------------------------------------------------------------------------------------
   1,315,000    Islip Res Rec, Series E                                        5.750      07/01/2021          1,483,452
------------------------------------------------------------------------------------------------------------------------
   1,000,000    Islip Res Rec, Series E                                        5.750      07/01/2023          1,123,280
------------------------------------------------------------------------------------------------------------------------
   3,000,000    Kenmore Hsg. Authority (SUNY at Buffalo)                       5.500      08/01/2024          3,212,550
------------------------------------------------------------------------------------------------------------------------
   8,000,000    L.I. Power Authority                                           5.750      12/01/2024          8,635,840
------------------------------------------------------------------------------------------------------------------------
   7,905,000    L.I. Power Authority RITES 2                                  12.924 3    12/01/2022          9,703,546
------------------------------------------------------------------------------------------------------------------------
  21,000,000    L.I. Power Authority RITES 2                                  12.954 3    12/01/2022         25,777,920
------------------------------------------------------------------------------------------------------------------------
   3,750,000    L.I. Power Authority RITES 2                                  13.424 3    12/01/2026          4,741,200
------------------------------------------------------------------------------------------------------------------------
   2,915,000    L.I. Power Authority RITES 2                                  13.489 3    09/01/2028          3,876,425
------------------------------------------------------------------------------------------------------------------------
  24,130,000    L.I. Power Authority, Series A                                 5.125      09/01/2029         25,364,008
------------------------------------------------------------------------------------------------------------------------
  44,530,000    L.I. Power Authority, Series A                                 5.375      09/01/2025         48,493,170
------------------------------------------------------------------------------------------------------------------------
  86,300,000    L.I. Power Authority, Series L                                 5.375      05/01/2033         91,871,528
------------------------------------------------------------------------------------------------------------------------
     100,000    Lowville GO                                                    7.200      09/15/2012            122,492
------------------------------------------------------------------------------------------------------------------------
     100,000    Lowville GO                                                    7.200      09/15/2013            123,998
------------------------------------------------------------------------------------------------------------------------
     100,000    Lowville GO                                                    7.200      09/15/2014            126,148
------------------------------------------------------------------------------------------------------------------------
   3,830,000    Lyons Community Health Initiatives Corp.                       5.550      09/01/2024          4,119,625
------------------------------------------------------------------------------------------------------------------------
   4,410,000    Macleay Hsg. Corp. (Larchmont Woods)                           8.500      01/01/2031          4,509,446
------------------------------------------------------------------------------------------------------------------------
   1,290,000    Madison County IDA (Oneida Healthcare Center)                  5.300      02/01/2021          1,377,694
------------------------------------------------------------------------------------------------------------------------
   5,500,000    Madison County IDA (Oneida Healthcare Center)                  5.350      02/01/2031          5,866,465
------------------------------------------------------------------------------------------------------------------------
     750,000    Madison County, IDA
                (Morrisville State College Foundation)                         5.000      06/01/2032            787,733
------------------------------------------------------------------------------------------------------------------------
      45,000    Middleton IDA (Flanagan Design & Display)                      7.000      11/01/2006             45,856
------------------------------------------------------------------------------------------------------------------------
     690,000    Middleton IDA (Flanagan Design & Display)                      7.500      11/01/2018            729,254
------------------------------------------------------------------------------------------------------------------------
   3,955,000    Middletown IDA (Southwinds Retirement Home)                    6.375      03/01/2018          3,720,666
------------------------------------------------------------------------------------------------------------------------
     375,000    Middletown IDA (YMCA)                                          6.250      11/01/2009            362,771
------------------------------------------------------------------------------------------------------------------------
   1,255,000    Middletown IDA (YMCA)                                          7.000      11/01/2019          1,167,426
------------------------------------------------------------------------------------------------------------------------
     250,000    Monroe County COP                                              8.050      01/01/2011            262,013
------------------------------------------------------------------------------------------------------------------------
     715,000    Monroe County IDA (Canal Ponds)                                7.000      06/15/2013            727,570
------------------------------------------------------------------------------------------------------------------------
      50,000    Monroe County IDA (Cloverwood Senior Living)                   6.750      05/01/2023             40,454
------------------------------------------------------------------------------------------------------------------------
   1,306,934    Monroe County IDA (Cottrone Devel.)                            9.500      12/01/2010          1,318,357
------------------------------------------------------------------------------------------------------------------------
     950,000    Monroe County IDA (Dayton Rogers Manufacturing)                6.100      12/01/2009            923,989
------------------------------------------------------------------------------------------------------------------------
   2,495,000    Monroe County IDA (DePaul Community Facilities)                5.875      02/01/2028          2,104,707
------------------------------------------------------------------------------------------------------------------------
   5,545,000    Monroe County IDA (DePaul Community Facilities)                5.950      08/01/2028          4,958,173
------------------------------------------------------------------------------------------------------------------------
     880,000    Monroe County IDA (DePaul Community Facilities)                6.450      02/01/2014            891,475
------------------------------------------------------------------------------------------------------------------------
   1,285,000    Monroe County IDA (DePaul Community Facilities)                6.500      02/01/2024          1,300,883
------------------------------------------------------------------------------------------------------------------------
   4,485,000    Monroe County IDA (DePaul Properties)                          6.150      09/01/2021          4,174,997
------------------------------------------------------------------------------------------------------------------------
   1,000,000    Monroe County IDA
                (Jewish Home of Rochester Senior Hsg.)                         6.875      04/01/2017          1,034,650


                         21 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  5,005,000    Monroe County IDA
                (Jewish Home of Rochester Senior Hsg.)                         6.875%     04/01/2027     $    5,161,456
------------------------------------------------------------------------------------------------------------------------
     190,000    Monroe County IDA (Machine Tool Research)                      7.750      12/01/2006            189,536
------------------------------------------------------------------------------------------------------------------------
     600,000    Monroe County IDA (Machine Tool Research)                      8.000      12/01/2011            596,934
------------------------------------------------------------------------------------------------------------------------
     300,000    Monroe County IDA (Machine Tool Research)                      8.500      12/01/2013            297,189
------------------------------------------------------------------------------------------------------------------------
     820,000    Monroe County IDA (Melles Griot)                               9.500      12/01/2009            830,914
------------------------------------------------------------------------------------------------------------------------
     875,000    Monroe County IDA (Morrell/Morrell)                            7.000      12/01/2007            875,350
------------------------------------------------------------------------------------------------------------------------
   4,330,000    Monroe County IDA (Piano Works)                                7.625      11/01/2016          4,483,888
------------------------------------------------------------------------------------------------------------------------
   2,890,000    Monroe County IDA (Rochester Institute of Technology)          5.375      04/01/2029          2,874,394
------------------------------------------------------------------------------------------------------------------------
   1,000,000    Monroe County IDA (Southview Towers)                           6.125      02/01/2020          1,102,940
------------------------------------------------------------------------------------------------------------------------
   1,465,000    Monroe County IDA (St. John Fisher College)                    5.200      06/01/2019          1,580,222
------------------------------------------------------------------------------------------------------------------------
   2,190,000    Monroe County IDA (St. John Fisher College)                    5.250      06/01/2026          2,350,155
------------------------------------------------------------------------------------------------------------------------
   3,075,000    Monroe County IDA (St. John Fisher College)                    5.375      06/01/2024          3,268,541
------------------------------------------------------------------------------------------------------------------------
     980,000    Monroe County IDA (Volunteers of America)                      5.700      08/01/2018            997,660
------------------------------------------------------------------------------------------------------------------------
   2,720,000    Monroe County IDA (Volunteers of America)                      5.750      08/01/2028          2,712,248
------------------------------------------------------------------------------------------------------------------------
     345,000    Monroe County IDA (West End Business)                          8.000      12/01/2014            350,227
------------------------------------------------------------------------------------------------------------------------
     170,000    Monroe County IDA (West End Business)                          8.000      12/01/2014            172,576
------------------------------------------------------------------------------------------------------------------------
     515,000    Monroe County IDA (West End Business)                          8.000      12/01/2014            525,830
------------------------------------------------------------------------------------------------------------------------
   1,375,000    Monroe County IDA (West End Business)                          8.000      12/01/2014          1,397,179
------------------------------------------------------------------------------------------------------------------------
  12,000,000    Monroe County IDA (Woodlawn Village)                           8.550      11/15/2032         13,070,040
------------------------------------------------------------------------------------------------------------------------
  16,295,000    Monroe County Tobacco Asset Securitization Corp.               6.375      06/01/2035         17,300,727
------------------------------------------------------------------------------------------------------------------------
   3,000,000    Monroe County Tobacco Asset Securitization
                Corp. Fixed Receipts                                           6.600      06/01/2042          3,210,660
------------------------------------------------------------------------------------------------------------------------
  15,000,000    Monroe County Tobacco Asset Securitization
                Corp. RITES 2                                                  9.919 3    06/01/2035         16,851,600
------------------------------------------------------------------------------------------------------------------------
   6,870,000    Monroe County Tobacco Asset Securitization
                Corp. RITES 2                                                 10.517 3    06/01/2042          7,834,754
------------------------------------------------------------------------------------------------------------------------
   9,000,000    Monroe County Tobacco Asset Securitization
                Corp. RITES 2                                                 14.508 3    06/01/2042         10,895,850
------------------------------------------------------------------------------------------------------------------------
   2,165,000    Monroe Newpower Corp.                                          5.500      01/01/2034          2,284,789
------------------------------------------------------------------------------------------------------------------------
     580,000    Monroe Newpower Corp.                                          5.625      01/01/2026            617,996
------------------------------------------------------------------------------------------------------------------------
   5,860,000    Montgomery County IDA (ASMF) 2,5,6                             7.250      01/15/2019          2,344,000
------------------------------------------------------------------------------------------------------------------------
     500,000    Mount Vernon IDA (Kings Court)                                 5.200      12/01/2033            511,165
------------------------------------------------------------------------------------------------------------------------
   3,275,000    Mount Vernon IDA (Macedonia Towers)                            5.200      12/01/2033          3,348,131
------------------------------------------------------------------------------------------------------------------------
   2,295,000    Mount Vernon IDA (Meadowview)                                  6.150      06/01/2019          2,364,699
------------------------------------------------------------------------------------------------------------------------
   2,600,000    Mount Vernon IDA (Meadowview)                                  6.200      06/01/2029          2,662,166
------------------------------------------------------------------------------------------------------------------------
   2,100,000    MTA DRIVERS 4                                                  0.000 3    05/15/2013          2,134,944
------------------------------------------------------------------------------------------------------------------------
  14,200,000    MTA RITES 2                                                   12.424 3    11/15/2025         18,034,000
------------------------------------------------------------------------------------------------------------------------
   1,910,000    MTA RITES 2                                                   12.424 3    11/15/2028          2,385,934
------------------------------------------------------------------------------------------------------------------------
  10,000,000    MTA RITES 2                                                   12.424 3    11/15/2030         12,387,000
------------------------------------------------------------------------------------------------------------------------
   5,000,000    MTA RITES 2                                                   12.424 3    11/15/2030          6,193,500
------------------------------------------------------------------------------------------------------------------------
   2,890,000    MTA RITES 2                                                   12.424 3    11/15/2030          3,579,843


                         22 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  7,500,000    MTA RITES 2                                                   12.424% 3   11/15/2031     $    9,270,600
------------------------------------------------------------------------------------------------------------------------
   2,125,000    MTA RITES 2                                                   12.424 3    11/15/2032          2,621,145
------------------------------------------------------------------------------------------------------------------------
   2,220,000    MTA Service Contract RITES 2                                  12.924 3    01/01/2024          2,911,574
------------------------------------------------------------------------------------------------------------------------
  15,895,000    MTA Service Contract, Series A                                 5.125      01/01/2024         17,132,744
------------------------------------------------------------------------------------------------------------------------
 132,950,000    MTA Service Contract, Series A                                 5.125      01/01/2029        141,497,356
------------------------------------------------------------------------------------------------------------------------
  20,000,000    MTA Service Contract, Series A                                 5.750      07/01/2031         22,588,000
------------------------------------------------------------------------------------------------------------------------
  33,275,000    MTA Service Contract, Series B                                 5.250      01/01/2031         35,573,637
------------------------------------------------------------------------------------------------------------------------
   4,000,000    MTA, Series A                                                  4.750      11/15/2030          4,157,680
------------------------------------------------------------------------------------------------------------------------
      70,000    MTA, Series A                                                  5.000      11/15/2030             74,177
------------------------------------------------------------------------------------------------------------------------
  42,295,000    MTA, Series A                                                  5.125      11/15/2031         44,917,290
------------------------------------------------------------------------------------------------------------------------
  42,000,000    MTA, Series B 4                                                5.000      11/15/2031         44,745,540
------------------------------------------------------------------------------------------------------------------------
  20,080,000    MTA, Series B                                                  5.250      11/15/2032         21,709,291
------------------------------------------------------------------------------------------------------------------------
  34,765,000    MTA, Series E                                                  5.250      11/15/2031         37,205,851
------------------------------------------------------------------------------------------------------------------------
     802,824    Municipal Assistance Corp. for Troy, NY                        0.000 1    07/15/2021            415,389
------------------------------------------------------------------------------------------------------------------------
   1,218,573    Municipal Assistance Corp. for Troy, NY                        0.000 1    01/15/2022            612,699
------------------------------------------------------------------------------------------------------------------------
   1,090,000    Nassau County IDA (ALIA-ACDS)                                  7.500      06/01/2015          1,198,793
------------------------------------------------------------------------------------------------------------------------
   2,975,000    Nassau County IDA (ALIA-ACLD)                                  6.250      09/01/2022          3,091,204
------------------------------------------------------------------------------------------------------------------------
     240,000    Nassau County IDA (ALIA-ACLD)                                  7.125      06/01/2017            260,412
------------------------------------------------------------------------------------------------------------------------
     375,000    Nassau County IDA (ALIA-ACLD)                                  7.500      06/01/2015            412,429
------------------------------------------------------------------------------------------------------------------------
   6,175,000    Nassau County IDA (ALIA-CSMR)                                  7.000      11/01/2016          6,711,422
------------------------------------------------------------------------------------------------------------------------
   3,520,000    Nassau County IDA (ALIA-CSMR)                                  7.125      06/01/2017          3,823,565
------------------------------------------------------------------------------------------------------------------------
   1,870,000    Nassau County IDA (ALIA-CSMR)                                  7.500      06/01/2015          2,056,645
------------------------------------------------------------------------------------------------------------------------
     330,000    Nassau County IDA (ALIA-FREE)                                  7.125      06/01/2012            362,175
------------------------------------------------------------------------------------------------------------------------
   2,310,000    Nassau County IDA (ALIA-FREE)                                  7.500      06/01/2015          2,540,561
------------------------------------------------------------------------------------------------------------------------
   4,030,000    Nassau County IDA (ALIA-FREE)                                  8.150      06/01/2030          4,388,025
------------------------------------------------------------------------------------------------------------------------
   6,485,000    Nassau County IDA (ALIA-FREE)                                  8.250      06/01/2032          7,005,486
------------------------------------------------------------------------------------------------------------------------
     945,000    Nassau County IDA (ALIA-HH)                                    7.125      06/01/2017          1,026,497
------------------------------------------------------------------------------------------------------------------------
     725,000    Nassau County IDA (ALIA-HHS)                                   7.125      06/01/2017            787,524
------------------------------------------------------------------------------------------------------------------------
     240,000    Nassau County IDA (ALIA-LVH)                                   7.500      06/01/2015            263,954
------------------------------------------------------------------------------------------------------------------------
     565,000    Nassau County IDA (CNGCS)                                      7.500      06/01/2030            621,393
------------------------------------------------------------------------------------------------------------------------
   2,245,000    Nassau County IDA (CNGCS)                                      8.150      06/01/2030          2,460,789
------------------------------------------------------------------------------------------------------------------------
   5,240,000    Nassau County IDA (Engel Burman Senior Hsg.)                   7.750      05/01/2047          5,439,539
------------------------------------------------------------------------------------------------------------------------
   3,410,000    Nassau County IDA (Engel Burman Senior Hsg.)                   7.750      05/01/2047          3,539,853
------------------------------------------------------------------------------------------------------------------------
   5,875,000    Nassau County IDA (Engel Burman Senior Hsg.) 4                 7.750      05/01/2047          6,098,720
------------------------------------------------------------------------------------------------------------------------
   6,450,000    Nassau County IDA (Engel Burman Senior Hsg.) 4                 7.750      05/01/2047          6,695,616
------------------------------------------------------------------------------------------------------------------------
   9,155,000    Nassau County IDA (Engel Burman Senior Hsg.) 4                 7.750      05/01/2047          9,503,622
------------------------------------------------------------------------------------------------------------------------
   3,910,000    Nassau County IDA (Little Village School)                      7.500      12/01/2031          4,192,224
------------------------------------------------------------------------------------------------------------------------
   2,290,000    Nassau County IDA (North Shore CFGA)                           6.750      05/01/2024          2,332,113
------------------------------------------------------------------------------------------------------------------------
   2,759,599    Nassau County IDA (Sharp International) 2,5,6                  7.375      12/01/2007            103,485
------------------------------------------------------------------------------------------------------------------------
   1,752,588    Nassau County IDA (Sharp International) 2,5,6                  7.375      12/01/2007             65,722
------------------------------------------------------------------------------------------------------------------------
   2,527,212    Nassau County IDA (Sharp International) 2,5,6                  7.875      12/01/2012             94,770


                         23 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  1,597,663    Nassau County IDA (Sharp International) 2,5,6                  7.875%     12/01/2012     $       59,912
------------------------------------------------------------------------------------------------------------------------
   2,050,000    Nassau County IDA (United Cerebral Palsy)                      6.250      11/01/2014          2,036,163
------------------------------------------------------------------------------------------------------------------------
  24,265,000    Nassau County IDA (Westbury Senior Living)                     7.900      11/01/2031         24,396,759
------------------------------------------------------------------------------------------------------------------------
   3,750,000    Nassau County Interim Finance Authority 4                      5.000      11/15/2022          4,077,338
------------------------------------------------------------------------------------------------------------------------
   1,000,000    Nassau County Interim Finance Authority 4                      5.000      11/15/2023          1,083,750
------------------------------------------------------------------------------------------------------------------------
   4,675,000    Nassau County Interim Finance Authority 4                      5.000      11/15/2024          5,054,143
------------------------------------------------------------------------------------------------------------------------
   4,375,000    Nassau County Interim Finance Authority RITES 2               13.004 3    11/15/2021          5,044,288
------------------------------------------------------------------------------------------------------------------------
  17,730,000    Nassau County Tobacco Settlement Corp. RITES 2                 9.969 3    07/15/2033         19,689,520
------------------------------------------------------------------------------------------------------------------------
  10,535,000    Nassau County Tobacco Settlement Corp. RITES 2                10.169 3    07/15/2027         11,807,101
------------------------------------------------------------------------------------------------------------------------
  17,590,000    Nassau County Tobacco Settlement Corp. RITES 2                10.369 3    07/15/2039         19,735,101
------------------------------------------------------------------------------------------------------------------------
   7,155,000    Nassau IDA (EBS North Hills LLC)                               7.800      05/01/2045          7,519,333
------------------------------------------------------------------------------------------------------------------------
   3,340,000    Nassau IDA (EBS North Hills LLC)                               7.800      05/01/2045          3,351,890
------------------------------------------------------------------------------------------------------------------------
   4,290,000    Nassau IDA (EBS North Hills LLC)                               7.800      05/01/2045          4,305,272
------------------------------------------------------------------------------------------------------------------------
   6,195,000    Nassau IDA (EBS North Hills LLC)                               7.800      05/01/2045          6,254,534
------------------------------------------------------------------------------------------------------------------------
   4,775,000    Nassau IDA (EBS North Hills LLC)                               7.800      05/01/2045          4,791,999
------------------------------------------------------------------------------------------------------------------------
   4,775,000    Nassau IDA (EBS North Hills LLC)                               7.800      05/01/2045          4,812,341
------------------------------------------------------------------------------------------------------------------------
   2,000,000    New Hartford-Sunset Wood Funding Corp.                         5.500      02/01/2029          2,108,560
------------------------------------------------------------------------------------------------------------------------
  13,010,000    New Rochelle IDA (College of New Rochelle)                     5.250      07/01/2027         13,689,382
------------------------------------------------------------------------------------------------------------------------
   6,500,000    New Rochelle IDA (College of New Rochelle)                     5.500      07/01/2019          6,927,115
------------------------------------------------------------------------------------------------------------------------
   3,670,000    New Rochelle IDA (Soundview Apartments)                        5.375      04/01/2036          3,883,227
------------------------------------------------------------------------------------------------------------------------
   4,950,000    Newark-Wayne Community Hospital                                5.875      01/15/2033          4,961,484
------------------------------------------------------------------------------------------------------------------------
   2,515,000    Newark-Wayne Community Hospital                                7.600      09/01/2015          2,507,581
------------------------------------------------------------------------------------------------------------------------
   3,300,000    Niagara County IDA (American Ref-Fuel Company)                 5.550      11/15/2024          3,560,535
------------------------------------------------------------------------------------------------------------------------
   1,500,000    Niagara County IDA (Niagara University)                        5.350      11/01/2023          1,647,795
------------------------------------------------------------------------------------------------------------------------
   5,400,000    Niagara County IDA (Niagara University)                        5.400      11/01/2031          5,769,468
------------------------------------------------------------------------------------------------------------------------
   1,200,000    Niagara County IDA (Sevenson Hotel)                            6.600      05/01/2007          1,200,792
------------------------------------------------------------------------------------------------------------------------
   6,500,000    Niagara County IDA (Solid Waste Disposal)                      5.625      11/15/2024          7,071,220
------------------------------------------------------------------------------------------------------------------------
      20,000    Niagara County Tobacco Asset Securitization Corp.              5.750      05/15/2022             20,889
------------------------------------------------------------------------------------------------------------------------
   1,370,000    Niagara County Tobacco Asset Securitization Corp.              6.250      05/15/2034          1,443,624
------------------------------------------------------------------------------------------------------------------------
   6,120,000    Niagara County Tobacco Asset Securitization Corp.              6.250      05/15/2040          6,448,889
------------------------------------------------------------------------------------------------------------------------
   1,700,000    Niagara Falls CSD COP (High School Facility)                   5.375      06/15/2028          1,831,886
------------------------------------------------------------------------------------------------------------------------
     750,000    Niagara Falls CSD COP (High School Facility)                   6.625      06/15/2028            855,270
------------------------------------------------------------------------------------------------------------------------
      40,000    Niagara Frontier Transportation Authority
                (Buffalo Niagara International Airport)                        5.000      04/01/2028             40,973
------------------------------------------------------------------------------------------------------------------------
      25,000    Niagara Frontier Transportation Authority
                (Buffalo Niagara International Airport)                        5.625      04/01/2029             26,984
------------------------------------------------------------------------------------------------------------------------
     715,000    North Babylon Volunteer Fire Company                           5.750      08/01/2022            771,106
------------------------------------------------------------------------------------------------------------------------
   1,555,000    North Country Devel. Authority (Clarkson University)           5.500      07/01/2019          1,648,129
------------------------------------------------------------------------------------------------------------------------
   3,145,000    North Country Devel. Authority (Clarkson University)           5.500      07/01/2029          3,319,044
------------------------------------------------------------------------------------------------------------------------
     375,000    North Tonawanda HDC (Bishop Gibbons Associates)                6.800      12/15/2007            387,019
------------------------------------------------------------------------------------------------------------------------
   3,295,000    North Tonawanda HDC (Bishop Gibbons Associates)                7.375      12/15/2021          3,789,382
------------------------------------------------------------------------------------------------------------------------
      25,000    Nunda GO                                                       8.000      05/01/2010             29,530


                         24 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    960,000    NY Counties Tobacco Trust I (TASC)                             6.500%     06/01/2035     $    1,022,256
------------------------------------------------------------------------------------------------------------------------
   3,975,000    NY Counties Tobacco Trust I (TASC) Fixed Receipts 2            6.225      06/01/2028          4,207,856
------------------------------------------------------------------------------------------------------------------------
  11,915,000    NY Counties Tobacco Trust I (TASC) RITES 2                    13.380 3    06/01/2028         14,008,823
------------------------------------------------------------------------------------------------------------------------
   9,105,000    NY Counties Tobacco Trust I RITES 2                           10.169 3    06/01/2035         10,285,919
------------------------------------------------------------------------------------------------------------------------
  29,525,000    NY Counties Tobacco Trust I RITES 2                           10.172 3    06/01/2042         33,671,196
------------------------------------------------------------------------------------------------------------------------
  29,780,000    NY Counties Tobacco Trust II (TASC)                            5.625      06/01/2035         30,384,832
------------------------------------------------------------------------------------------------------------------------
  53,855,000    NY Counties Tobacco Trust II (TASC) 2                          5.750      06/01/2043         55,303,700
------------------------------------------------------------------------------------------------------------------------
     245,000    NY Counties Tobacco Trust III                                  6.000      06/01/2043            258,066
------------------------------------------------------------------------------------------------------------------------
     200,000    NYC GO                                                         0.000 1    05/15/2012            154,918
------------------------------------------------------------------------------------------------------------------------
      40,000    NYC GO                                                         0.000 1    10/01/2012             30,519
------------------------------------------------------------------------------------------------------------------------
   4,150,000    NYC GO                                                         5.000      03/01/2024          4,413,069
------------------------------------------------------------------------------------------------------------------------
      60,000    NYC GO                                                         5.000      08/15/2028             61,907
------------------------------------------------------------------------------------------------------------------------
   7,000,000    NYC GO                                                         5.000      11/01/2028          7,425,670
------------------------------------------------------------------------------------------------------------------------
     185,000    NYC GO                                                         5.000      03/15/2029            191,575
------------------------------------------------------------------------------------------------------------------------
  11,510,000    NYC GO                                                         5.000      03/01/2030         12,220,858
------------------------------------------------------------------------------------------------------------------------
  33,000,000    NYC GO                                                         5.000      06/01/2033         35,015,310
------------------------------------------------------------------------------------------------------------------------
  12,455,000    NYC GO                                                         5.000      12/01/2033         13,179,383
------------------------------------------------------------------------------------------------------------------------
  30,550,000    NYC GO                                                         5.000      11/01/2034         32,310,902
------------------------------------------------------------------------------------------------------------------------
  30,000,000    NYC GO                                                         5.000      03/01/2035         31,779,300
------------------------------------------------------------------------------------------------------------------------
   7,600,000    NYC GO                                                         5.000      04/01/2035          8,053,872
------------------------------------------------------------------------------------------------------------------------
      60,000    NYC GO                                                         5.100      11/01/2019             64,171
------------------------------------------------------------------------------------------------------------------------
   4,910,000    NYC GO                                                         5.100      08/15/2027          5,242,996
------------------------------------------------------------------------------------------------------------------------
   3,710,000    NYC GO                                                         5.250      10/15/2021          4,035,664
------------------------------------------------------------------------------------------------------------------------
   1,015,000    NYC GO                                                         5.250      08/15/2023          1,070,805
------------------------------------------------------------------------------------------------------------------------
     535,000    NYC GO                                                         5.250      08/01/2024            560,461
------------------------------------------------------------------------------------------------------------------------
  33,480,000    NYC GO                                                         5.250      06/01/2027         35,871,811
------------------------------------------------------------------------------------------------------------------------
   4,460,000    NYC GO                                                         5.250      06/01/2028          4,817,781
------------------------------------------------------------------------------------------------------------------------
   1,000,000    NYC GO                                                         5.250      09/15/2033          1,079,260
------------------------------------------------------------------------------------------------------------------------
  20,830,000    NYC GO                                                         5.375      12/01/2026         22,393,916
------------------------------------------------------------------------------------------------------------------------
      20,000    NYC GO                                                         5.375      03/01/2027             21,765
------------------------------------------------------------------------------------------------------------------------
     570,000    NYC GO                                                         5.375      08/01/2027            603,961
------------------------------------------------------------------------------------------------------------------------
   1,115,000    NYC GO                                                         5.375      03/15/2028          1,202,650
------------------------------------------------------------------------------------------------------------------------
  55,790,000    NYC GO                                                         5.375      06/01/2032         60,157,799
------------------------------------------------------------------------------------------------------------------------
  11,500,000    NYC GO                                                         5.500      08/01/2020         12,769,370
------------------------------------------------------------------------------------------------------------------------
  11,860,000    NYC GO                                                         5.500      08/01/2021         13,125,818
------------------------------------------------------------------------------------------------------------------------
   1,255,000    NYC GO                                                         5.500      06/01/2028          1,368,163
------------------------------------------------------------------------------------------------------------------------
   6,910,000    NYC GO                                                         5.500      12/01/2031          7,633,408
------------------------------------------------------------------------------------------------------------------------
     330,000    NYC GO                                                         5.500      11/15/2037            354,281
------------------------------------------------------------------------------------------------------------------------
   6,745,000    NYC GO                                                         5.500      11/15/2037          7,129,937
------------------------------------------------------------------------------------------------------------------------
     200,000    NYC GO                                                         5.625      03/15/2019            228,762
------------------------------------------------------------------------------------------------------------------------
   4,800,000    NYC GO                                                         5.625      03/15/2019          5,315,616


                         25 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     10,000    NYC GO                                                         5.750%     02/01/2020     $       10,295
------------------------------------------------------------------------------------------------------------------------
   1,500,000    NYC GO                                                         5.750      03/01/2020          1,687,620
------------------------------------------------------------------------------------------------------------------------
       5,000    NYC GO                                                         5.950      08/01/2014              5,443
------------------------------------------------------------------------------------------------------------------------
  12,375,000    NYC GO                                                         6.000      01/15/2021         14,552,505
------------------------------------------------------------------------------------------------------------------------
  12,880,000    NYC GO                                                         6.000      01/15/2021         14,772,716
------------------------------------------------------------------------------------------------------------------------
     335,000    NYC GO                                                         6.350      05/15/2014            366,758
------------------------------------------------------------------------------------------------------------------------
      20,000    NYC GO                                                         7.000      02/01/2010             20,070
------------------------------------------------------------------------------------------------------------------------
       5,000    NYC GO                                                         7.250      08/15/2024              5,017
------------------------------------------------------------------------------------------------------------------------
      15,000    NYC GO                                                         7.750      08/15/2028             15,085
------------------------------------------------------------------------------------------------------------------------
     100,000    NYC GO DIAMONDS                                                0.000 7    08/01/2025             91,578
------------------------------------------------------------------------------------------------------------------------
     837,000    NYC GO RIBS                                                    9.020 3    08/12/2010            842,189
------------------------------------------------------------------------------------------------------------------------
     837,000    NYC GO RIBS                                                    9.020 3    09/01/2011            842,206
------------------------------------------------------------------------------------------------------------------------
   1,214,781    NYC HDC (Atlantic Plaza Towers)                                7.034      02/15/2019          1,278,411
------------------------------------------------------------------------------------------------------------------------
   1,045,000    NYC HDC (Barclay Avenue)                                       6.450      04/01/2017          1,075,660
------------------------------------------------------------------------------------------------------------------------
   4,055,000    NYC HDC (Barclay Avenue)                                       6.600      04/01/2033          4,176,285
------------------------------------------------------------------------------------------------------------------------
     297,770    NYC HDC (Bay Towers)                                           6.500      08/15/2017            313,307
------------------------------------------------------------------------------------------------------------------------
   2,228,816    NYC HDC (Boulevard Towers)                                     6.500      08/15/2017          2,344,804
------------------------------------------------------------------------------------------------------------------------
     377,894    NYC HDC (Bridgeview III)                                       6.500      12/15/2017            397,612
------------------------------------------------------------------------------------------------------------------------
       1,456    NYC HDC (Cadman Plaza North)                                   7.000      12/15/2018              1,531
------------------------------------------------------------------------------------------------------------------------
   1,059,005    NYC HDC (Cadman Towers)                                        6.500      11/15/2018          1,114,190
------------------------------------------------------------------------------------------------------------------------
     151,230    NYC HDC (Candia House)                                         6.500      06/15/2018            159,091
------------------------------------------------------------------------------------------------------------------------
   2,875,736    NYC HDC (Clinton Towers)                                       6.500      07/15/2017          3,025,389
------------------------------------------------------------------------------------------------------------------------
     250,166    NYC HDC (Contello III)                                         7.000      12/15/2018            263,255
------------------------------------------------------------------------------------------------------------------------
   1,175,346    NYC HDC (Cooper Gramercy)                                      6.500      08/15/2017          1,236,511
------------------------------------------------------------------------------------------------------------------------
     896,794    NYC HDC (Court Plaza)                                          6.500      08/15/2017            943,589
------------------------------------------------------------------------------------------------------------------------
   1,415,263    NYC HDC (Crown Gardens)                                        7.250      01/15/2019          1,489,833
------------------------------------------------------------------------------------------------------------------------
   2,932,956    NYC HDC (East Midtown Plaza)                                   6.500      11/15/2018          3,085,792
------------------------------------------------------------------------------------------------------------------------
      68,056    NYC HDC (Essex Terrace)                                        6.500      07/15/2018             71,594
------------------------------------------------------------------------------------------------------------------------
     405,726    NYC HDC (Forest Park Crescent)                                 6.500      12/15/2017            426,839
------------------------------------------------------------------------------------------------------------------------
   1,354,536    NYC HDC (Gouverneur Gardens)                                   7.034      02/15/2019          1,425,704
------------------------------------------------------------------------------------------------------------------------
     933,049    NYC HDC (Janel Towers)                                         6.500      09/15/2017            981,735
------------------------------------------------------------------------------------------------------------------------
     326,562    NYC HDC (Kingsbridge Arms)                                     6.500      08/15/2017            343,602
------------------------------------------------------------------------------------------------------------------------
   1,441,592    NYC HDC (Lincoln-Amsterdam)                                    7.250      11/15/2018          1,515,719
------------------------------------------------------------------------------------------------------------------------
   3,000,000    NYC HDC (Multifamily Hsg.), Series A                           5.500      11/01/2034          3,127,170
------------------------------------------------------------------------------------------------------------------------
  10,470,000    NYC HDC (Multifamily Hsg.), Series A                           5.600      11/01/2042         10,941,359
------------------------------------------------------------------------------------------------------------------------
     775,000    NYC HDC (Multifamily Hsg.), Series C                           5.700      05/01/2031            808,511
------------------------------------------------------------------------------------------------------------------------
   1,000,000    NYC HDC (Multifamily Hsg.), Series E                           5.200      11/01/2033          1,027,350
------------------------------------------------------------------------------------------------------------------------
  11,000,000    NYC HDC (Multifamily Hsg.), Series E-1                         4.950      11/01/2033         11,390,280
------------------------------------------------------------------------------------------------------------------------
   2,155,000    NYC HDC (Multifamily Hsg.), Series F                           5.200      11/01/2032          2,213,939
------------------------------------------------------------------------------------------------------------------------
   1,345,000    NYC HDC (Multifamily Hsg.), Series H-2                         5.200      11/01/2038          1,371,308
------------------------------------------------------------------------------------------------------------------------
   3,400,000    NYC HDC (Multifamily Hsg.), Series H-2                         5.250      05/01/2046          3,462,050


                         26 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 15,510,000    NYC HDC (Multifamily Hsg.), Series I-2                         5.200%     11/01/2038     $   15,836,796
------------------------------------------------------------------------------------------------------------------------
     544,482    NYC HDC (Robert Fulton Terrace)                                6.500      12/15/2017            572,893
------------------------------------------------------------------------------------------------------------------------
     202,009    NYC HDC (Rosalie Manning Apartments)                           7.034      11/15/2018            212,585
------------------------------------------------------------------------------------------------------------------------
     735,405    NYC HDC (Seaview Towers)                                       6.500      01/15/2018            773,632
------------------------------------------------------------------------------------------------------------------------
     304,012    NYC HDC (St. Martin Tower)                                     6.500      11/15/2018            319,854
------------------------------------------------------------------------------------------------------------------------
   1,406,886    NYC HDC (Stevenson Commons)                                    6.500      05/15/2018          1,480,016
------------------------------------------------------------------------------------------------------------------------
     401,052    NYC HDC (Strycker's Bay Apartments)                            7.034      11/15/2018            406,110
------------------------------------------------------------------------------------------------------------------------
   1,399,744    NYC HDC (Tivoli Towers)                                        6.500      01/15/2018          1,471,705
------------------------------------------------------------------------------------------------------------------------
     190,142    NYC HDC (Town House West)                                      6.500      01/15/2018            199,898
------------------------------------------------------------------------------------------------------------------------
   1,228,844    NYC HDC (University River View)                                6.500      08/15/2017          1,292,966
------------------------------------------------------------------------------------------------------------------------
     210,593    NYC HDC (Westview Apartments)                                  6.500      10/15/2017            221,582
------------------------------------------------------------------------------------------------------------------------
   1,000,000    NYC Health & Hospital Corp.                                    5.375      02/15/2026          1,052,520
------------------------------------------------------------------------------------------------------------------------
   5,875,000    NYC Health & Hospital Corp. RITES 2                           12.454 3    02/15/2020          7,239,528
------------------------------------------------------------------------------------------------------------------------
   1,245,000    NYC IDA (A Very Special Place)                                 5.750      01/01/2029          1,130,510
------------------------------------------------------------------------------------------------------------------------
     400,000    NYC IDA (A-Lite Vertical Products)                             6.750      11/01/2009            399,584
------------------------------------------------------------------------------------------------------------------------
   1,330,000    NYC IDA (A-Lite Vertical Products)                             7.500      11/01/2019          1,337,767
------------------------------------------------------------------------------------------------------------------------
   3,600,000    NYC IDA (Acme Architectural Products)                          6.375      11/01/2019          3,347,892
------------------------------------------------------------------------------------------------------------------------
  29,675,000    NYC IDA (Airis JFK I/JFK International Airport)                5.500      07/01/2028         30,223,691
------------------------------------------------------------------------------------------------------------------------
  20,745,000    NYC IDA (Airis JFK I/JFK International Airport)                6.000      07/01/2027         21,303,870
------------------------------------------------------------------------------------------------------------------------
   1,035,000    NYC IDA (ALA Realty)                                           7.500      12/01/2010          1,068,048
------------------------------------------------------------------------------------------------------------------------
   1,450,000    NYC IDA (ALA Realty)                                           8.375      12/01/2015          1,502,809
------------------------------------------------------------------------------------------------------------------------
     330,000    NYC IDA (Allied Metal)                                         6.375      12/01/2014            333,069
------------------------------------------------------------------------------------------------------------------------
     940,000    NYC IDA (Allied Metal)                                         7.125      12/01/2027            956,093
------------------------------------------------------------------------------------------------------------------------
   3,300,000    NYC IDA (Amboy Properties)                                     6.750      06/01/2020          3,302,607
------------------------------------------------------------------------------------------------------------------------
   2,595,000    NYC IDA (American Airlines)                                    5.400      07/01/2019          1,889,238
------------------------------------------------------------------------------------------------------------------------
  29,935,000    NYC IDA (American Airlines)                                    5.400      07/01/2020         21,507,100
------------------------------------------------------------------------------------------------------------------------
  38,410,000    NYC IDA (American Airlines)                                    6.900      08/01/2024         31,639,469
------------------------------------------------------------------------------------------------------------------------
 331,800,000    NYC IDA (American Airlines)                                    8.500      08/01/2028        316,663,284
------------------------------------------------------------------------------------------------------------------------
     705,000    NYC IDA (Atlantic Paste & Glue Company)                        6.000      11/01/2007            708,814
------------------------------------------------------------------------------------------------------------------------
   4,620,000    NYC IDA (Atlantic Paste & Glue Company)                        6.625      11/01/2019          4,727,415
------------------------------------------------------------------------------------------------------------------------
   1,160,000    NYC IDA (Atlantic Veal & Lamb)                                 8.375      12/01/2016          1,222,118
------------------------------------------------------------------------------------------------------------------------
     605,000    NYC IDA (Baco Enterprises)                                     7.500      11/01/2011            616,465
------------------------------------------------------------------------------------------------------------------------
   1,685,000    NYC IDA (Baco Enterprises)                                     8.500      11/01/2021          1,717,790
------------------------------------------------------------------------------------------------------------------------
     225,000    NYC IDA (Bark Frameworks)                                      6.000      11/01/2007            221,038
------------------------------------------------------------------------------------------------------------------------
   1,500,000    NYC IDA (Bark Frameworks)                                      6.750      11/01/2019          1,431,060
------------------------------------------------------------------------------------------------------------------------
  10,915,000    NYC IDA (Berkeley Carroll School)                              6.100      11/01/2028         10,417,385
------------------------------------------------------------------------------------------------------------------------
   5,500,000    NYC IDA (Beth Abraham Health Services)                         6.500      02/15/2022          5,961,175
------------------------------------------------------------------------------------------------------------------------
   1,035,000    NYC IDA (Beth Abraham Health Services)                         6.500      11/15/2027          1,094,854
------------------------------------------------------------------------------------------------------------------------
   4,220,000    NYC IDA (Beth Abraham Health Services)                         6.500      11/15/2034          4,446,023
------------------------------------------------------------------------------------------------------------------------
  31,815,000    NYC IDA (British Airways)                                      5.250      12/01/2032         28,509,103
------------------------------------------------------------------------------------------------------------------------
  21,470,000    NYC IDA (British Airways)                                      7.625      12/01/2032         24,014,624


                         27 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 72,470,000    NYC IDA (Brooklyn Navy Yard Cogeneration Partners)             5.650%     10/01/2028     $   72,785,969
------------------------------------------------------------------------------------------------------------------------
 139,740,000    NYC IDA (Brooklyn Navy Yard Cogeneration Partners)             5.750      10/01/2036        139,888,124
------------------------------------------------------------------------------------------------------------------------
   8,550,000    NYC IDA (Brooklyn Navy Yard Cogeneration Partners)             6.200      10/01/2022          8,914,059
------------------------------------------------------------------------------------------------------------------------
  16,205,000    NYC IDA (Calhoun School)                                       6.625      12/01/2034         17,323,955
------------------------------------------------------------------------------------------------------------------------
     345,000    NYC IDA (Cellini Furniture Crafters) 2                         6.625      11/01/2009            338,728
------------------------------------------------------------------------------------------------------------------------
     885,000    NYC IDA (Cellini Furniture Crafters) 2                         7.125      11/01/2019            875,628
------------------------------------------------------------------------------------------------------------------------
   2,235,000    NYC IDA (Chardan Corp.)                                        7.750      11/01/2020          2,243,806
------------------------------------------------------------------------------------------------------------------------
   2,500,000    NYC IDA (College of Aeronautics)                               5.450      05/01/2018          2,587,650
------------------------------------------------------------------------------------------------------------------------
   9,600,000    NYC IDA (College of Aeronautics)                               5.500      05/01/2028          9,751,776
------------------------------------------------------------------------------------------------------------------------
   2,505,000    NYC IDA (College of New Rochelle)                              5.750      09/01/2017          2,644,002
------------------------------------------------------------------------------------------------------------------------
   2,900,000    NYC IDA (College of New Rochelle)                              5.800      09/01/2026          3,062,284
------------------------------------------------------------------------------------------------------------------------
   2,400,000    NYC IDA (Community Hospital of Brooklyn)                       6.875      11/01/2010          2,355,168
------------------------------------------------------------------------------------------------------------------------
   3,975,000    NYC IDA (Comprehensive Care Management)                        6.375      11/01/2028          4,004,892
------------------------------------------------------------------------------------------------------------------------
   1,575,000    NYC IDA (Comprehensive Care Management)                        6.375      11/01/2028          1,586,639
------------------------------------------------------------------------------------------------------------------------
   1,770,000    NYC IDA (Comprehensive Care Management)                        7.875      12/01/2016          1,869,580
------------------------------------------------------------------------------------------------------------------------
   1,250,000    NYC IDA (Comprehensive Care Management)                        8.000      12/01/2011          1,277,263
------------------------------------------------------------------------------------------------------------------------
   1,900,000    NYC IDA (Continental Airlines)                                 7.250      11/01/2008          1,885,541
------------------------------------------------------------------------------------------------------------------------
   2,000,000    NYC IDA (Continental Airlines)                                 8.375      11/01/2016          2,004,700
------------------------------------------------------------------------------------------------------------------------
     550,000    NYC IDA (Dioni)                                                6.000      11/01/2007            550,952
------------------------------------------------------------------------------------------------------------------------
   3,600,000    NYC IDA (Dioni)                                                6.625      11/01/2019          3,670,092
------------------------------------------------------------------------------------------------------------------------
   1,000,000    NYC IDA (Eger Harbor House)                                    5.875      05/20/2044          1,131,130
------------------------------------------------------------------------------------------------------------------------
   5,500,000    NYC IDA (Family Support Systems)                               7.500      11/01/2034          5,653,505
------------------------------------------------------------------------------------------------------------------------
   7,315,000    NYC IDA (Friends Seminary School)                              7.125      09/15/2031          7,931,581
------------------------------------------------------------------------------------------------------------------------
   3,280,000    NYC IDA (Gabrielli Truck Sales)                                8.125      12/01/2017          3,480,211
------------------------------------------------------------------------------------------------------------------------
   2,265,000    NYC IDA (Gateway School of NY)                                 6.500      11/01/2019          2,428,057
------------------------------------------------------------------------------------------------------------------------
  14,350,000    NYC IDA (General Motors Corp.)                                 5.125      12/30/2023         13,229,265
------------------------------------------------------------------------------------------------------------------------
   1,900,000    NYC IDA (Global Country World Peace)                           7.250      11/01/2025          1,906,251
------------------------------------------------------------------------------------------------------------------------
   1,800,000    NYC IDA (Global Country World Peace)                           7.250      11/01/2025          1,799,928
------------------------------------------------------------------------------------------------------------------------
   2,175,000    NYC IDA (Good Shepherd Services)                               5.875      06/01/2014          2,242,512
------------------------------------------------------------------------------------------------------------------------
     405,000    NYC IDA (Herbert G. Birch Childhood Project)                   7.375      02/01/2009            410,127
------------------------------------------------------------------------------------------------------------------------
   2,195,000    NYC IDA (Herbert G. Birch Childhood Project)                   8.375      02/01/2022          2,295,443
------------------------------------------------------------------------------------------------------------------------
   1,000,000    NYC IDA (Independent Living Association)                       6.200      07/01/2020          1,005,880
------------------------------------------------------------------------------------------------------------------------
   1,000,000    NYC IDA (Institute of International Education)                 5.250      09/01/2021          1,067,970
------------------------------------------------------------------------------------------------------------------------
   3,000,000    NYC IDA (Institute of International Education)                 5.250      09/01/2031          3,188,730
------------------------------------------------------------------------------------------------------------------------
   1,605,000    NYC IDA (Julia Gray)                                           7.500      11/01/2020          1,652,348
------------------------------------------------------------------------------------------------------------------------
     850,000    NYC IDA (Just Bagels Manufacturing)                            8.500      11/01/2016            919,054
------------------------------------------------------------------------------------------------------------------------
   1,030,000    NYC IDA (Just Bagels Manufacturing)                            8.750      11/01/2026          1,117,663
------------------------------------------------------------------------------------------------------------------------
   1,675,000    NYC IDA (Koenig Iron Works)                                    8.375      12/01/2025          1,747,863
------------------------------------------------------------------------------------------------------------------------
   1,265,000    NYC IDA (L&M Optical Disc)                                     7.125      11/01/2010          1,270,250
------------------------------------------------------------------------------------------------------------------------
   4,500,000    NYC IDA (Liberty-7 World Trade Center) 2,4                     6.750      03/01/2015          4,783,950
------------------------------------------------------------------------------------------------------------------------
   3,025,000    NYC IDA (Little Red Schoolhouse)                               6.750      11/01/2018          3,177,884


                         28 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    470,000    NYC IDA (Lucky Polyethylene Manufacturing Company)             7.000%     11/01/2009     $      461,437
------------------------------------------------------------------------------------------------------------------------
   2,995,000    NYC IDA (Lucky Polyethylene Manufacturing Company)             7.800      11/01/2024          2,933,752
------------------------------------------------------------------------------------------------------------------------
   2,000,000    NYC IDA (Lycee Francais De New York)                           5.375      06/01/2023          2,097,700
------------------------------------------------------------------------------------------------------------------------
  23,000,000    NYC IDA (Magen David Yeshivah)                                 5.700      06/15/2027         25,072,760
------------------------------------------------------------------------------------------------------------------------
     680,000    NYC IDA (Marymount School of NY)                               5.125      09/01/2021            715,149
------------------------------------------------------------------------------------------------------------------------
   3,960,000    NYC IDA (Marymount School of NY)                               5.250      09/01/2031          4,230,666
------------------------------------------------------------------------------------------------------------------------
  19,335,000    NYC IDA (MediSys Health Network)                               6.250      03/15/2024         18,112,448
------------------------------------------------------------------------------------------------------------------------
   1,690,000    NYC IDA (Mesorah Publications)                                 6.450      02/01/2011          1,720,826
------------------------------------------------------------------------------------------------------------------------
   4,790,000    NYC IDA (Mesorah Publications)                                 6.950      02/01/2021          4,809,543
------------------------------------------------------------------------------------------------------------------------
   3,400,000    NYC IDA (Metropolitan College of New York)                     5.750      03/01/2020          3,391,364
------------------------------------------------------------------------------------------------------------------------
   2,275,000    NYC IDA (Morrisons Pastry)                                     6.500      11/01/2019          2,288,559
------------------------------------------------------------------------------------------------------------------------
      25,000    NYC IDA (New York University)                                  5.000      07/01/2041             26,092
------------------------------------------------------------------------------------------------------------------------
  25,840,000    NYC IDA (Northwest Airlines)                                   6.000      06/01/2027         17,530,890
------------------------------------------------------------------------------------------------------------------------
   4,180,000    NYC IDA (NY Hostel Company)                                    7.600      01/01/2017          4,269,619
------------------------------------------------------------------------------------------------------------------------
     465,000    NYC IDA (NYC Outward Bound Center)                             7.250      11/01/2010            467,013
------------------------------------------------------------------------------------------------------------------------
     420,000    NYC IDA (Paradise Products)                                    7.125      11/01/2007            428,652
------------------------------------------------------------------------------------------------------------------------
   4,475,000    NYC IDA (Paradise Products)                                    8.250      11/01/2022          4,712,578
------------------------------------------------------------------------------------------------------------------------
     680,000    NYC IDA (Petrocelli Electric)                                  7.250      11/01/2007            698,020
------------------------------------------------------------------------------------------------------------------------
     220,000    NYC IDA (Petrocelli Electric)                                  7.250      11/01/2008            226,873
------------------------------------------------------------------------------------------------------------------------
   3,780,000    NYC IDA (Petrocelli Electric)                                  8.000      11/01/2017          3,960,193
------------------------------------------------------------------------------------------------------------------------
     940,000    NYC IDA (Petrocelli Electric)                                  8.000      11/01/2018            993,599
------------------------------------------------------------------------------------------------------------------------
   6,310,000    NYC IDA (Polytechnic University)                               6.000      11/01/2020          6,329,813
------------------------------------------------------------------------------------------------------------------------
  34,000,000    NYC IDA (Polytechnic University)                               6.125      11/01/2030         34,155,720
------------------------------------------------------------------------------------------------------------------------
   2,645,000    NYC IDA (Pop Display)                                          7.900      12/30/2014          2,684,067
------------------------------------------------------------------------------------------------------------------------
   2,240,000    NYC IDA (Precision Gear)                                       6.375      11/01/2024          2,266,813
------------------------------------------------------------------------------------------------------------------------
   1,910,000    NYC IDA (Precision Gear)                                       6.375      11/01/2024          1,922,358
------------------------------------------------------------------------------------------------------------------------
     930,000    NYC IDA (Precision Gear)                                       7.625      11/01/2024            987,837
------------------------------------------------------------------------------------------------------------------------
   4,100,000    NYC IDA (PSCH)                                                 6.375      07/01/2033          4,408,648
------------------------------------------------------------------------------------------------------------------------
     385,000    NYC IDA (Psycho Therapy)                                       9.625      04/01/2010            385,662
------------------------------------------------------------------------------------------------------------------------
     815,000    NYC IDA (Puerto Rican Family Foundation)                       7.000      10/01/2016            817,592
------------------------------------------------------------------------------------------------------------------------
   6,800,000    NYC IDA (Reece School)                                         7.500      12/01/2037          6,848,620
------------------------------------------------------------------------------------------------------------------------
   2,300,000    NYC IDA (Reece School)                                         7.500      12/01/2037          2,302,530
------------------------------------------------------------------------------------------------------------------------
   2,825,000    NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                   6.250      11/01/2014          2,689,909
------------------------------------------------------------------------------------------------------------------------
   8,595,000    NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                   6.750      11/01/2028          7,976,160
------------------------------------------------------------------------------------------------------------------------
   1,250,000    NYC IDA (Sahadi Fine Foods)                                    6.250      11/01/2009          1,224,425
------------------------------------------------------------------------------------------------------------------------
   4,085,000    NYC IDA (Sahadi Fine Foods)                                    6.750      11/01/2019          3,949,746
------------------------------------------------------------------------------------------------------------------------
   4,380,000    NYC IDA (Showman Fabricators)                                  7.500      11/01/2028          4,453,891
------------------------------------------------------------------------------------------------------------------------
   3,485,000    NYC IDA (South Bronx Overall Economic Devel.)                  8.625      12/01/2025          3,603,839
------------------------------------------------------------------------------------------------------------------------
   1,625,000    NYC IDA (Special Needs Facilities Pooled Program)              4.750      07/01/2020          1,663,350
------------------------------------------------------------------------------------------------------------------------
   4,255,000    NYC IDA (Special Needs Facilities Pooled Program)              6.650      07/01/2023          4,195,813
------------------------------------------------------------------------------------------------------------------------
     735,000    NYC IDA (Special Needs Facilities Pooled Program)              7.125      08/01/2006            747,767


                         29 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  7,010,000    NYC IDA (Special Needs Facilities Pooled Program)              7.875%     08/01/2025     $    7,589,657
------------------------------------------------------------------------------------------------------------------------
   5,115,000    NYC IDA (St. Bernard's School)                                 7.000      12/01/2021          5,370,699
------------------------------------------------------------------------------------------------------------------------
   1,550,000    NYC IDA (St. Francis College)                                  5.000      10/01/2034          1,626,570
------------------------------------------------------------------------------------------------------------------------
      10,000    NYC IDA (Staten Island University Hospital)                    6.375      07/01/2031             10,165
------------------------------------------------------------------------------------------------------------------------
   4,530,000    NYC IDA (Staten Island University Hospital)                    6.375      07/01/2031          4,604,519
------------------------------------------------------------------------------------------------------------------------
   1,490,000    NYC IDA (Staten Island University Hospital)                    6.450      07/01/2032          1,527,786
------------------------------------------------------------------------------------------------------------------------
     585,000    NYC IDA (Streamline Plastics)                                  7.750      12/01/2015            594,775
------------------------------------------------------------------------------------------------------------------------
   1,275,000    NYC IDA (Streamline Plastics)                                  8.125      12/01/2025          1,307,691
------------------------------------------------------------------------------------------------------------------------
     707,350    NYC IDA (Summit School)                                        8.250      12/01/2024            726,038
------------------------------------------------------------------------------------------------------------------------
   1,000,000    NYC IDA (Surprise Plastics)                                    7.500      11/01/2013          1,018,730
------------------------------------------------------------------------------------------------------------------------
   2,480,000    NYC IDA (Surprise Plastics)                                    8.500      11/01/2023          2,467,228
------------------------------------------------------------------------------------------------------------------------
   3,965,000    NYC IDA (Terminal One Group Association)                       6.000      01/01/2015          4,021,779
------------------------------------------------------------------------------------------------------------------------
  25,890,000    NYC IDA (Terminal One Group Association)                       6.000      01/01/2019         26,260,745
------------------------------------------------------------------------------------------------------------------------
     210,000    NYC IDA (Terminal One Group Association)                       6.100      01/01/2009            211,699
------------------------------------------------------------------------------------------------------------------------
  11,220,000    NYC IDA (Terminal One Group Association)                       6.125      01/01/2024         11,381,792
------------------------------------------------------------------------------------------------------------------------
     380,000    NYC IDA (The Bank Street College)                              5.250      12/01/2021            410,852
------------------------------------------------------------------------------------------------------------------------
   1,000,000    NYC IDA (The Bank Street College)                              5.250      12/01/2030          1,071,950
------------------------------------------------------------------------------------------------------------------------
  10,000,000    NYC IDA (The Child School)                                     7.550      06/01/2033         10,594,100
------------------------------------------------------------------------------------------------------------------------
     420,000    NYC IDA (Therapy & Learning Center)                            7.500      10/01/2011            434,763
------------------------------------------------------------------------------------------------------------------------
   3,735,000    NYC IDA (Therapy & Learning Center)                            8.250      10/01/2031          3,931,722
------------------------------------------------------------------------------------------------------------------------
     350,000    NYC IDA (THR Products Corp.)                                   7.250      11/01/2010            359,755
------------------------------------------------------------------------------------------------------------------------
   1,085,000    NYC IDA (THR Products Corp.)                                   8.250      11/01/2020          1,143,677
------------------------------------------------------------------------------------------------------------------------
   4,325,000    NYC IDA (Touro College)                                        6.350      06/01/2029          4,487,404
------------------------------------------------------------------------------------------------------------------------
   4,485,000    NYC IDA (Ulano)                                                6.900      11/01/2019          4,350,315
------------------------------------------------------------------------------------------------------------------------
   1,000,000    NYC IDA (United Nations School)                                6.350      12/01/2015          1,038,410
------------------------------------------------------------------------------------------------------------------------
   1,050,000    NYC IDA (Urban Health Plan)                                    6.250      09/15/2009          1,033,725
------------------------------------------------------------------------------------------------------------------------
   9,830,000    NYC IDA (Urban Health Plan)                                    7.050      09/15/2026          9,387,060
------------------------------------------------------------------------------------------------------------------------
   3,640,000    NYC IDA (Urban Resource Institute)                             7.375      11/01/2033          3,840,200
------------------------------------------------------------------------------------------------------------------------
      75,000    NYC IDA (Utleys)                                               6.625      11/01/2006             74,649
------------------------------------------------------------------------------------------------------------------------
   1,335,000    NYC IDA (Utleys)                                               7.375      11/01/2023          1,322,344
------------------------------------------------------------------------------------------------------------------------
     530,000    NYC IDA (Van Blarcom Closures)                                 7.125      11/01/2007            531,362
------------------------------------------------------------------------------------------------------------------------
   2,965,000    NYC IDA (Van Blarcom Closures)                                 8.000      11/01/2017          3,073,193
------------------------------------------------------------------------------------------------------------------------
  22,000,000    NYC IDA (Visy Paper)                                           7.800      01/01/2016         22,983,180
------------------------------------------------------------------------------------------------------------------------
  65,500,000    NYC IDA (Visy Paper)                                           7.950      01/01/2028         68,587,015
------------------------------------------------------------------------------------------------------------------------
   1,930,000    NYC IDA (Vocational Instruction)                               7.750      02/01/2033          2,029,704
------------------------------------------------------------------------------------------------------------------------
     505,000    NYC IDA (W & W Jewelers)                                       7.250      02/01/2011            505,187
------------------------------------------------------------------------------------------------------------------------
   1,555,000    NYC IDA (W & W Jewelers)                                       8.250      02/01/2021          1,586,675
------------------------------------------------------------------------------------------------------------------------
   5,930,000    NYC IDA (Weizmann Institute)                                   5.900      11/01/2034          6,093,846
------------------------------------------------------------------------------------------------------------------------
   2,900,000    NYC IDA (Weizmann Institute)                                   5.900      11/01/2034          2,920,909
------------------------------------------------------------------------------------------------------------------------
   3,900,000    NYC IDA (Westchester Square Medical Center)                    8.000      11/01/2010          4,017,858
------------------------------------------------------------------------------------------------------------------------
   6,160,000    NYC IDA (Westchester Square Medical Center)                    8.375      11/01/2015          6,411,513


                         30 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  1,660,000    NYC IDA (World Casing Corp.)                                   6.700%     11/01/2019     $    1,547,352
------------------------------------------------------------------------------------------------------------------------
   9,000,000    NYC IDA Special Facilities (JFK International Airport)         8.000      08/01/2012          8,593,380
------------------------------------------------------------------------------------------------------------------------
     530,000    NYC Municipal Water Finance Authority                          0.000 1    06/15/2019            275,086
------------------------------------------------------------------------------------------------------------------------
   9,415,000    NYC Municipal Water Finance Authority                          2.310 8    12/15/2006          9,415,000
------------------------------------------------------------------------------------------------------------------------
      40,000    NYC Municipal Water Finance Authority                          5.000      06/15/2029             42,026
------------------------------------------------------------------------------------------------------------------------
      50,000    NYC Municipal Water Finance Authority                          5.000      06/15/2029             52,532
------------------------------------------------------------------------------------------------------------------------
  27,500,000    NYC Municipal Water Finance Authority                          5.000      06/15/2031         29,471,475
------------------------------------------------------------------------------------------------------------------------
   2,450,000    NYC Municipal Water Finance Authority                          5.000      06/15/2034          2,592,419
------------------------------------------------------------------------------------------------------------------------
   6,565,000    NYC Municipal Water Finance Authority                          5.000      06/15/2035          6,986,407
------------------------------------------------------------------------------------------------------------------------
  21,000,000    NYC Municipal Water Finance Authority                          5.000      06/15/2035         22,294,020
------------------------------------------------------------------------------------------------------------------------
     200,000    NYC Municipal Water Finance Authority                          5.000      06/15/2035            211,626
------------------------------------------------------------------------------------------------------------------------
  66,750,000    NYC Municipal Water Finance Authority                          5.000      06/15/2036         71,203,560
------------------------------------------------------------------------------------------------------------------------
  13,705,000    NYC Municipal Water Finance Authority                          5.000      06/15/2037         14,647,082
------------------------------------------------------------------------------------------------------------------------
  18,000,000    NYC Municipal Water Finance Authority                          5.000      06/15/2038         19,021,320
------------------------------------------------------------------------------------------------------------------------
     850,000    NYC Municipal Water Finance Authority                          5.000      06/15/2038            908,072
------------------------------------------------------------------------------------------------------------------------
  31,165,000    NYC Municipal Water Finance Authority                          5.000      06/15/2039         33,084,141
------------------------------------------------------------------------------------------------------------------------
  19,745,000    NYC Municipal Water Finance Authority                          5.000      06/15/2039         21,036,718
------------------------------------------------------------------------------------------------------------------------
     795,000    NYC Municipal Water Finance Authority                          5.125      06/15/2031            837,032
------------------------------------------------------------------------------------------------------------------------
      25,000    NYC Municipal Water Finance Authority                          5.125      06/15/2033             26,499
------------------------------------------------------------------------------------------------------------------------
  20,545,000    NYC Municipal Water Finance Authority                          5.125      06/15/2034         21,776,467
------------------------------------------------------------------------------------------------------------------------
     605,000    NYC Municipal Water Finance Authority                          5.250      06/15/2034            648,064
------------------------------------------------------------------------------------------------------------------------
     335,000    NYC Municipal Water Finance Authority                          5.500      06/15/2033            365,991
------------------------------------------------------------------------------------------------------------------------
  12,750,000    NYC Municipal Water Finance Authority DRIVERS 4                0.000 3    06/15/2013         16,035,675
------------------------------------------------------------------------------------------------------------------------
   2,930,000    NYC Municipal Water Finance Authority RITES 2                 12.365 3    06/15/2032          3,466,600
------------------------------------------------------------------------------------------------------------------------
   2,500,000    NYC Municipal Water Finance Authority RITES 2                 12.424 3    06/15/2029          2,979,400
------------------------------------------------------------------------------------------------------------------------
   7,850,000    NYC Municipal Water Finance Authority RITES 2                 12.424 3    06/15/2034          9,355,316
------------------------------------------------------------------------------------------------------------------------
  14,425,000    NYC Municipal Water Finance Authority RITES 2                 12.444 3    06/15/2026         17,253,454
------------------------------------------------------------------------------------------------------------------------
   2,805,000    NYC Municipal Water Finance Authority RITES 2                 12.464 3    06/15/2027          3,384,233
------------------------------------------------------------------------------------------------------------------------
  11,210,000    NYC Municipal Water Finance Authority RITES 2                 12.865 3    06/15/2032         13,580,691
------------------------------------------------------------------------------------------------------------------------
   3,555,000    NYC Municipal Water Finance Authority RITES 2                 12.924 3    06/15/2021          4,192,980
------------------------------------------------------------------------------------------------------------------------
   5,000,000    NYC Municipal Water Finance Authority RITES 2                 12.924 3    06/15/2030          5,879,800
------------------------------------------------------------------------------------------------------------------------
  18,240,000    NYC Municipal Water Finance Authority RITES 2                 12.954 3    06/15/2030         21,449,510
------------------------------------------------------------------------------------------------------------------------
   4,030,000    NYC Municipal Water Finance Authority RITES 2                 12.964 3    06/15/2030          4,739,119
------------------------------------------------------------------------------------------------------------------------
   5,000,000    NYC Municipal Water Finance Authority RITES 2                 12.964 3    06/15/2030          5,879,800
------------------------------------------------------------------------------------------------------------------------
   3,140,000    NYC Municipal Water Finance Authority RITES 2                 14.424 3    06/15/2027          3,937,120
------------------------------------------------------------------------------------------------------------------------
  17,300,000    NYC Municipal Water Finance Authority RITES 2                 14.424 3    06/15/2033         23,701,692
------------------------------------------------------------------------------------------------------------------------
   5,000,000    NYC Transitional Finance Authority (Future Tax),
                Series E                                                       5.000      02/01/2033          5,289,000
------------------------------------------------------------------------------------------------------------------------
   2,150,000    NYC Transitional Finance Authority RITES 2                    12.454 3    08/15/2027          2,399,572
------------------------------------------------------------------------------------------------------------------------
      50,000    NYC Trust for Cultural Resources
                (Museum of American Folk Art)                                  6.125      07/01/2030             55,149
------------------------------------------------------------------------------------------------------------------------
  18,534,003    NYS Certificate of Lease 2                                     5.875      01/02/2023         19,260,350


                         31 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  1,690,000    NYS DA (4201 Schools Program)                                  6.250%     07/01/2020     $    1,916,629
------------------------------------------------------------------------------------------------------------------------
     350,000    NYS DA (Augustana Lutheran Home)                               5.400      02/01/2031            379,054
------------------------------------------------------------------------------------------------------------------------
   1,500,000    NYS DA (Augustana Lutheran Home)                               5.500      02/01/2041          1,622,985
------------------------------------------------------------------------------------------------------------------------
      35,000    NYS DA (Bethel Springvale Home)                                6.000      02/01/2035             36,271
------------------------------------------------------------------------------------------------------------------------
     195,000    NYS DA (Bishop Henry B. Hucles Nursing Home)                   6.000      07/01/2024            204,073
------------------------------------------------------------------------------------------------------------------------
  14,360,000    NYS DA (Buena Vida Nursing Home)                               5.250      07/01/2028         15,078,431
------------------------------------------------------------------------------------------------------------------------
   8,435,000    NYS DA (Center for Nursing)                                    5.550      08/01/2037          8,957,211
------------------------------------------------------------------------------------------------------------------------
   2,905,000    NYS DA (Chapel Oaks)                                           5.450      07/01/2026          3,060,505
------------------------------------------------------------------------------------------------------------------------
       5,000    NYS DA (City University)                                       5.000      07/01/2023              5,269
------------------------------------------------------------------------------------------------------------------------
   1,895,000    NYS DA (City University)                                       5.250      07/01/2031          2,119,349
------------------------------------------------------------------------------------------------------------------------
   2,500,000    NYS DA (Concord Nursing Home)                                  6.500      07/01/2029          2,761,250
------------------------------------------------------------------------------------------------------------------------
   1,250,000    NYS DA (D'Youville College)                                    5.250      07/01/2025          1,347,138
------------------------------------------------------------------------------------------------------------------------
     525,000    NYS DA (Dept. of Health)                                       5.500      07/01/2021            549,554
------------------------------------------------------------------------------------------------------------------------
      20,000    NYS DA (Ellis Hospital)                                        5.600      08/01/2025             20,442
------------------------------------------------------------------------------------------------------------------------
  17,630,000    NYS DA (FHA Insured Mtg.), Series B                            0.000 1    08/15/2040          2,181,007
------------------------------------------------------------------------------------------------------------------------
   6,480,000    NYS DA
                (Frances Schervier Home & Hospital Obligated Group)            5.500      07/01/2027          6,897,053
------------------------------------------------------------------------------------------------------------------------
   1,000,000    NYS DA (Grace Manor Health Care Facility)                      6.150      07/01/2018          1,051,170
------------------------------------------------------------------------------------------------------------------------
   2,000,000    NYS DA (Highland Hospital)                                     5.450      08/01/2037          2,145,040
------------------------------------------------------------------------------------------------------------------------
 140,915,000    NYS DA (Insured Hospital)                                      0.000 1    08/15/2036         27,128,956
------------------------------------------------------------------------------------------------------------------------
  38,650,000    NYS DA (Interfaith Medical Center)                             5.400      02/15/2028         40,483,556
------------------------------------------------------------------------------------------------------------------------
   1,000,000    NYS DA (Jones Memorial Hospital)                               5.375      08/01/2034          1,051,240
------------------------------------------------------------------------------------------------------------------------
  10,300,000    NYS DA (Kaleida Health)                                        5.050      02/15/2025         10,957,449
------------------------------------------------------------------------------------------------------------------------
   3,450,000    NYS DA (L.I. University)                                       5.125      09/01/2023          3,634,127
------------------------------------------------------------------------------------------------------------------------
   1,400,000    NYS DA (L.I. University)                                       5.250      09/01/2028          1,484,966
------------------------------------------------------------------------------------------------------------------------
     235,000    NYS DA (L.I. University)                                       5.250      09/01/2028            251,850
------------------------------------------------------------------------------------------------------------------------
   1,585,000    NYS DA (L.I. University)                                       5.500      09/01/2020          1,734,180
------------------------------------------------------------------------------------------------------------------------
      20,000    NYS DA (Lakeside Memorial Hospital)                            6.000      02/01/2021             20,533
------------------------------------------------------------------------------------------------------------------------
   1,700,000    NYS DA (Lenox Hill Hospital)                                   5.375      07/01/2020          1,806,641
------------------------------------------------------------------------------------------------------------------------
   9,415,000    NYS DA (Lutheran Social Services of Upstate NY) RITES 2        8.075 3    02/01/2038         10,715,400
------------------------------------------------------------------------------------------------------------------------
   3,115,000    NYS DA (Menorah Home & Hospital) RITES 2                      12.835 3    08/01/2038          3,672,523
------------------------------------------------------------------------------------------------------------------------
   5,825,000    NYS DA (Menorah Home) RITES 2                                 13.024 3    08/01/2038          6,848,453
------------------------------------------------------------------------------------------------------------------------
   3,660,000    NYS DA (Mental Health)                                         5.000      02/15/2033          3,860,385
------------------------------------------------------------------------------------------------------------------------
   4,625,000    NYS DA (Mental Health) RITES 2                                12.464 3    02/15/2023          5,650,085
------------------------------------------------------------------------------------------------------------------------
   3,770,000    NYS DA (Millard Fillmore Hospital)                             5.375      02/01/2032          3,965,324
------------------------------------------------------------------------------------------------------------------------
   4,125,000    NYS DA (Miriam Osborn Memorial Home Association)               6.375      07/01/2029          4,590,094
------------------------------------------------------------------------------------------------------------------------
   2,430,000    NYS DA (Miriam Osborn Memorial Home Association)               6.875      07/01/2019          2,782,010
------------------------------------------------------------------------------------------------------------------------
   6,860,000    NYS DA (Miriam Osborn Memorial Home Association)               6.875      07/01/2025          7,836,933
------------------------------------------------------------------------------------------------------------------------
   8,600,000    NYS DA (Montefiore Medical Center)                             5.000      08/01/2033          9,162,526
------------------------------------------------------------------------------------------------------------------------
   2,375,000    NYS DA (Montefiore Medical) RITES 2                           14.424 3    08/01/2038          2,974,783
------------------------------------------------------------------------------------------------------------------------
   6,800,000    NYS DA
                (MSH/NYU Hospital Center/HJDOI Obligated Group)                6.000      07/01/2014          7,031,404


                         32 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  3,000,000    NYS DA
                (MSH/NYU Hospital Center/HJDOI Obligated Group)                6.500%     07/01/2017     $    3,198,510
------------------------------------------------------------------------------------------------------------------------
  27,420,000    NYS DA
                (MSH/NYU Hospital Center/HJDOI Obligated Group)                6.500      07/01/2025         29,334,464
------------------------------------------------------------------------------------------------------------------------
  43,630,000    NYS DA
                (MSH/NYU Hospital Center/HJDOI Obligated Group)                6.600      07/01/2026         44,150,506
------------------------------------------------------------------------------------------------------------------------
   8,820,000    NYS DA
                (MSH/NYU Hospital Center/HJDOI Obligated Group)                6.625      07/01/2019          9,516,339
------------------------------------------------------------------------------------------------------------------------
  15,000,000    NYS DA
                (MSH/NYU Hospital Center/HJDOI Obligated Group)                6.750      07/01/2020         16,269,900
------------------------------------------------------------------------------------------------------------------------
   6,400,000    NYS DA (Mt. Sinai/NYU Health) 4                                5.500      07/01/2026          6,492,672
------------------------------------------------------------------------------------------------------------------------
   2,850,000    NYS DA (Municipal Health Facilities) RITES 2                  12.464 3    01/15/2023          3,535,197
------------------------------------------------------------------------------------------------------------------------
   4,000,000    NYS DA (North Shore Long Island Jewish Group)                  5.500      05/01/2033          4,297,480
------------------------------------------------------------------------------------------------------------------------
   1,000,000    NYS DA (Norwegian Christian Home & Health Center)              5.200      08/01/2036          1,063,330
------------------------------------------------------------------------------------------------------------------------
   2,000,000    NYS DA (Norwegian Christian Home & Health Center)              6.100      08/01/2041          2,282,120
------------------------------------------------------------------------------------------------------------------------
   6,200,000    NYS DA (Nursing Home)                                          4.900      02/15/2041          6,410,800
------------------------------------------------------------------------------------------------------------------------
   7,600,000    NYS DA (Nursing Home)                                          4.950      02/15/2045          7,913,196
------------------------------------------------------------------------------------------------------------------------
   4,215,000    NYS DA (Nursing Homes)                                         5.200      02/01/2032          4,572,727
------------------------------------------------------------------------------------------------------------------------
      15,000    NYS DA (NY & Presbyterian Hospital)                            5.000      08/01/2032             15,730
------------------------------------------------------------------------------------------------------------------------
   6,950,000    NYS DA (NY Hospital Medical Center)                            5.600      02/15/2039          7,609,486
------------------------------------------------------------------------------------------------------------------------
   2,977,225    NYS DA (Our Lady of Mercy Medical Center)
                Computer Lease 2                                               6.200      08/15/2006          2,960,880
------------------------------------------------------------------------------------------------------------------------
   4,000,000    NYS DA (Rochester General Hospital)                            5.000      12/01/2025          4,250,320
------------------------------------------------------------------------------------------------------------------------
  10,900,000    NYS DA (Rochester General Hospital)                            5.000      12/01/2035         11,516,177
------------------------------------------------------------------------------------------------------------------------
  10,335,000    NYS DA (Rochester General Hospital) RITES 2                    8.756 3    08/01/2033         10,393,289
------------------------------------------------------------------------------------------------------------------------
     580,000    NYS DA (Sarah Neumann Home)                                    5.450      08/01/2027            619,463
------------------------------------------------------------------------------------------------------------------------
      50,000    NYS DA (School Districts Financing Program), Series B          6.000      10/01/2022             57,494
------------------------------------------------------------------------------------------------------------------------
      25,000    NYS DA (School Districts Financing Program), Series B          6.000      10/01/2029             28,816
------------------------------------------------------------------------------------------------------------------------
  20,400,000    NYS DA (SCSMC/SV/CHSLI Obligated Group)                        6.000      07/01/2030         22,001,196
------------------------------------------------------------------------------------------------------------------------
   1,000,000    NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)                   5.100      07/01/2034          1,034,580
------------------------------------------------------------------------------------------------------------------------
   2,470,000    NYS DA (St. Barnabas Hospital)                                 5.450      08/01/2035          2,616,916
------------------------------------------------------------------------------------------------------------------------
     905,000    NYS DA (St. Catherine of Siena Medical Center)                 6.000      07/01/2030            978,151
------------------------------------------------------------------------------------------------------------------------
   1,750,000    NYS DA (St. Clare's Hospital)                                  5.300      02/15/2019          1,834,788
------------------------------------------------------------------------------------------------------------------------
   2,970,000    NYS DA (St. Clare's Hospital)                                  5.400      02/15/2025          3,112,887
------------------------------------------------------------------------------------------------------------------------
   2,580,000    NYS DA (St. James Mercy Hospital)                              5.400      02/01/2038          2,708,458
------------------------------------------------------------------------------------------------------------------------
   1,505,000    NYS DA (St. Thomas Aquinas College)                            5.250      07/01/2028          1,562,642
------------------------------------------------------------------------------------------------------------------------
   3,885,000    NYS DA (St. Vincent DePaul Residence)                          5.300      07/01/2018          4,107,921
------------------------------------------------------------------------------------------------------------------------
     230,000    NYS DA (St. Vincent's Hospital & Medical Center)               7.400      08/01/2030            240,304
------------------------------------------------------------------------------------------------------------------------
   3,200,000    NYS DA (Various School Districts) 4                            5.000      04/01/2035          3,420,128
------------------------------------------------------------------------------------------------------------------------
   1,700,000    NYS DA (Vassar Brothers)                                       5.375      07/01/2025          1,820,088
------------------------------------------------------------------------------------------------------------------------
   7,030,000    NYS DA (White Plains Hospital)                                 5.375      02/15/2043          7,584,597
------------------------------------------------------------------------------------------------------------------------
   2,500,000    NYS DA (Willow Towers)                                         5.400      02/01/2034          2,719,825


                         33 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 26,070,000    NYS DA (Wyckoff Heights Medical Center)                        5.300%     08/15/2021     $   27,289,033
------------------------------------------------------------------------------------------------------------------------
   5,000,000    NYS DA RITES 2                                                15.427 3    02/01/2012          7,947,400
------------------------------------------------------------------------------------------------------------------------
     100,000    NYS EFC (Clean Water & Drinking Revolving Funds)               5.125      06/15/2031            106,679
------------------------------------------------------------------------------------------------------------------------
   4,095,000    NYS EFC (Clean Water & Drinking Revolving Funds)               5.400      07/15/2021          4,519,774
------------------------------------------------------------------------------------------------------------------------
     473,400    NYS EFC (Consolidated Water Company)                           7.150      11/01/2014            477,050
------------------------------------------------------------------------------------------------------------------------
   7,500,000    NYS EFC (NYS Water Services)                                   5.950      01/15/2020          8,186,700
------------------------------------------------------------------------------------------------------------------------
   2,340,000    NYS EFC (NYS Water Services)                                   6.000      01/15/2031          2,540,585
------------------------------------------------------------------------------------------------------------------------
      20,000    NYS EFC (NYS Water Services)                                   7.500      03/15/2011             20,080
------------------------------------------------------------------------------------------------------------------------
  11,895,000    NYS EFC (Occidental Petroleum)                                 5.700      09/01/2028         11,905,230
------------------------------------------------------------------------------------------------------------------------
  15,300,000    NYS EFC (Occidental Petroleum)                                 6.100      11/01/2030         15,684,795
------------------------------------------------------------------------------------------------------------------------
   4,700,000    NYS ERDA (Brooklyn Union Gas) RIBS                             8.157 3    07/08/2026          4,807,019
------------------------------------------------------------------------------------------------------------------------
   7,000,000    NYS ERDA (Brooklyn Union Gas) RIBS                             9.917 3    04/01/2020          8,438,640
------------------------------------------------------------------------------------------------------------------------
  16,300,000    NYS ERDA (Brooklyn Union Gas) RIBS                            10.933 3    07/01/2026         18,090,881
------------------------------------------------------------------------------------------------------------------------
     210,000    NYS ERDA (Central Hudson Gas & Electric)                       5.450      08/01/2027            228,327
------------------------------------------------------------------------------------------------------------------------
      60,000    NYS ERDA (Corning Natural Gas)                                 8.250      12/01/2018             62,310
------------------------------------------------------------------------------------------------------------------------
   5,000,000    NYS ERDA (LILCO)                                               5.150      03/01/2016          5,051,200
------------------------------------------------------------------------------------------------------------------------
  23,000,000    NYS ERDA (LILCO)                                               5.300      11/01/2023         24,136,660
------------------------------------------------------------------------------------------------------------------------
     315,000    NYS ERDA (LILCO)                                               5.300      10/01/2024            330,470
------------------------------------------------------------------------------------------------------------------------
   3,485,000    NYS ERDA (NIMO) RITES 2                                       13.064 3    11/01/2025          4,471,116
------------------------------------------------------------------------------------------------------------------------
   3,625,000    NYS ERDA (RG&E) Residual Certificates 2                       16.000 3    09/01/2033          4,993,873
------------------------------------------------------------------------------------------------------------------------
   3,105,000    NYS HFA (Children's Rescue)                                    7.625      05/01/2018          3,106,708
------------------------------------------------------------------------------------------------------------------------
      20,000    NYS HFA (General Hsg.)                                         6.600      11/01/2008             20,839
------------------------------------------------------------------------------------------------------------------------
   1,345,000    NYS HFA (HELP-Bronx Hsg.)                                      8.050      11/01/2005          1,385,713
------------------------------------------------------------------------------------------------------------------------
     175,000    NYS HFA (HELP-Suffolk Hsg.)                                    8.100      11/01/2005            179,597
------------------------------------------------------------------------------------------------------------------------
     200,000    NYS HFA (Hospital & Nursing Home)                              7.000      11/01/2017            245,320
------------------------------------------------------------------------------------------------------------------------
       5,000    NYS HFA (Meadow Manor)                                         7.750      11/01/2019              5,015
------------------------------------------------------------------------------------------------------------------------
      35,000    NYS HFA (Multifamily Hsg.)                                     0.000 1    11/01/2016             18,433
------------------------------------------------------------------------------------------------------------------------
     745,000    NYS HFA (Multifamily Hsg.)                                     5.250      11/15/2028            765,972
------------------------------------------------------------------------------------------------------------------------
   1,340,000    NYS HFA (Multifamily Hsg.)                                     5.300      08/15/2024          1,385,587
------------------------------------------------------------------------------------------------------------------------
   1,700,000    NYS HFA (Multifamily Hsg.)                                     5.300      11/15/2039          1,744,812
------------------------------------------------------------------------------------------------------------------------
   1,070,000    NYS HFA (Multifamily Hsg.)                                     5.350      08/15/2020          1,126,464
------------------------------------------------------------------------------------------------------------------------
   2,860,000    NYS HFA (Multifamily Hsg.)                                     5.350      08/15/2031          2,948,288
------------------------------------------------------------------------------------------------------------------------
   2,080,000    NYS HFA (Multifamily Hsg.)                                     5.375      02/15/2035          2,161,411
------------------------------------------------------------------------------------------------------------------------
   3,250,000    NYS HFA (Multifamily Hsg.)                                     5.450      08/15/2032          3,396,868
------------------------------------------------------------------------------------------------------------------------
   2,075,000    NYS HFA (Multifamily Hsg.)                                     5.500      08/15/2030          2,097,535
------------------------------------------------------------------------------------------------------------------------
   1,215,000    NYS HFA (Multifamily Hsg.)                                     5.550      08/15/2019          1,272,542
------------------------------------------------------------------------------------------------------------------------
   1,385,000    NYS HFA (Multifamily Hsg.)                                     5.600      08/15/2019          1,452,311
------------------------------------------------------------------------------------------------------------------------
   1,240,000    NYS HFA (Multifamily Hsg.)                                     5.600      02/15/2026          1,291,857
------------------------------------------------------------------------------------------------------------------------
   1,730,000    NYS HFA (Multifamily Hsg.)                                     5.600      08/15/2033          1,825,617
------------------------------------------------------------------------------------------------------------------------
   1,190,000    NYS HFA (Multifamily Hsg.)                                     5.650      08/15/2030          1,245,026
------------------------------------------------------------------------------------------------------------------------
   3,200,000    NYS HFA (Multifamily Hsg.)                                     5.650      08/15/2030          3,335,712


                         34 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  1,000,000    NYS HFA (Multifamily Hsg.)                                     5.650%     08/15/2031     $    1,045,850
------------------------------------------------------------------------------------------------------------------------
   1,710,000    NYS HFA (Multifamily Hsg.)                                     5.650      02/15/2034          1,776,793
------------------------------------------------------------------------------------------------------------------------
   2,120,000    NYS HFA (Multifamily Hsg.)                                     5.700      08/15/2033          2,231,448
------------------------------------------------------------------------------------------------------------------------
      95,000    NYS HFA (Multifamily Hsg.)                                     5.950      08/15/2024             95,164
------------------------------------------------------------------------------------------------------------------------
   1,285,000    NYS HFA (Multifamily Hsg.)                                     6.100      11/15/2036          1,343,647
------------------------------------------------------------------------------------------------------------------------
   4,700,000    NYS HFA (Multifamily Hsg.)                                     6.125      08/15/2038          4,884,851
------------------------------------------------------------------------------------------------------------------------
      40,000    NYS HFA (Multifamily Hsg.)                                     6.200      08/15/2012             40,065
------------------------------------------------------------------------------------------------------------------------
      25,000    NYS HFA (Multifamily Hsg.)                                     6.200      08/15/2016             25,880
------------------------------------------------------------------------------------------------------------------------
     735,000    NYS HFA (Multifamily Hsg.)                                     6.250      02/15/2031            766,267
------------------------------------------------------------------------------------------------------------------------
   5,000,000    NYS HFA (Multifamily Hsg.)                                     6.300      08/15/2026          5,108,850
------------------------------------------------------------------------------------------------------------------------
   1,255,000    NYS HFA (Multifamily Hsg.)                                     6.400      11/15/2027          1,306,493
------------------------------------------------------------------------------------------------------------------------
   1,915,000    NYS HFA (Multifamily Hsg.)                                     6.500      08/15/2024          1,962,454
------------------------------------------------------------------------------------------------------------------------
   3,240,000    NYS HFA (Multifamily Hsg.)                                     6.700      08/15/2025          3,244,860
------------------------------------------------------------------------------------------------------------------------
   5,625,000    NYS HFA (Multifamily Hsg.)                                     6.750      11/15/2036          5,889,375
------------------------------------------------------------------------------------------------------------------------
      15,000    NYS HFA (Multifamily Hsg.)                                     6.950      08/15/2012             15,336
------------------------------------------------------------------------------------------------------------------------
   5,400,000    NYS HFA (Multifamily Hsg.)                                     7.050      08/15/2024          5,624,100
------------------------------------------------------------------------------------------------------------------------
     320,000    NYS HFA (Multifamily Hsg.)                                     7.550      11/01/2029            326,282
------------------------------------------------------------------------------------------------------------------------
   2,805,000    NYS HFA (NH&HC) RITES 2                                       13.059 3    11/01/2016          3,025,810
------------------------------------------------------------------------------------------------------------------------
       5,000    NYS HFA (Nonprofit Hsg.)                                       6.400      11/01/2010              5,050
------------------------------------------------------------------------------------------------------------------------
     480,000    NYS HFA (Nonprofit Hsg.)                                       8.400      11/01/2009            492,557
------------------------------------------------------------------------------------------------------------------------
     525,000    NYS HFA (Nonprofit Hsg.)                                       8.400      11/01/2010            538,734
------------------------------------------------------------------------------------------------------------------------
     565,000    NYS HFA (Nonprofit Hsg.)                                       8.400      11/01/2011            579,780
------------------------------------------------------------------------------------------------------------------------
     605,000    NYS HFA (Nonprofit Hsg.)                                       8.400      11/01/2012            620,827
------------------------------------------------------------------------------------------------------------------------
     655,000    NYS HFA (Nonprofit Hsg.)                                       8.400      11/01/2013            672,135
------------------------------------------------------------------------------------------------------------------------
     780,000    NYS HFA (Nonprofit Hsg.)                                       8.400      11/01/2014            800,405
------------------------------------------------------------------------------------------------------------------------
     835,000    NYS HFA (Nonprofit Hsg.)                                       8.400      11/01/2015            856,844
------------------------------------------------------------------------------------------------------------------------
     900,000    NYS HFA (Nonprofit Hsg.)                                       8.400      11/01/2016            923,544
------------------------------------------------------------------------------------------------------------------------
     990,000    NYS HFA (Nonprofit Hsg.)                                       8.400      11/01/2017          1,015,898
------------------------------------------------------------------------------------------------------------------------
   1,060,000    NYS HFA (Nonprofit Hsg.)                                       8.400      11/01/2018          1,087,730
------------------------------------------------------------------------------------------------------------------------
     460,000    NYS HFA (Nonprofit Hsg.)                                       8.400      11/01/2019            472,034
------------------------------------------------------------------------------------------------------------------------
   5,000,000    NYS HFA (Phillips Village)                                     7.750      08/15/2017          5,120,850
------------------------------------------------------------------------------------------------------------------------
      70,000    NYS HFA (Service Contract)                                     5.375      03/15/2023             70,282
------------------------------------------------------------------------------------------------------------------------
   5,600,000    NYS HFA (Service Contract)                                     5.500      09/15/2022          5,936,896
------------------------------------------------------------------------------------------------------------------------
   5,525,000    NYS HFA (Service Contract)                                     5.500      03/15/2025          5,850,036
------------------------------------------------------------------------------------------------------------------------
     255,000    NYS HFA (Service Contract)                                     6.500      03/15/2025            261,179
------------------------------------------------------------------------------------------------------------------------
     410,000    NYS HFA (Shorehill Hsg.)                                       7.500      05/01/2008            410,488
------------------------------------------------------------------------------------------------------------------------
   1,000,000    NYS HFA (Watergate II)                                         4.750      02/15/2034          1,005,220
------------------------------------------------------------------------------------------------------------------------
   1,000,000    NYS HFA (Watergate II)                                         4.900      02/15/2045            974,170
------------------------------------------------------------------------------------------------------------------------
     360,000    NYS LGSC (SCSB) 2                                              7.250      12/15/2011            373,871
------------------------------------------------------------------------------------------------------------------------
     810,000    NYS LGSC (SCSB) 2                                              7.375      12/15/2016            845,486
------------------------------------------------------------------------------------------------------------------------
     980,000    NYS LGSC (SCSB) 2                                              7.750      12/15/2021          1,045,954


                         35 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  1,045,000    NYS Medcare (Central Suffolk Hospital)                         6.125%     11/01/2016     $    1,003,367
------------------------------------------------------------------------------------------------------------------------
   1,200,000    NYS Medcare (Hospital & Nursing Home)                          6.300      08/15/2023          1,214,388
------------------------------------------------------------------------------------------------------------------------
   1,000,000    NYS Medcare (Hospital & Nursing Home)                          6.375      08/15/2033          1,002,680
------------------------------------------------------------------------------------------------------------------------
   1,155,000    NYS Medcare (Hospital & Nursing Home) 2                        7.400      11/01/2016          1,191,960
------------------------------------------------------------------------------------------------------------------------
     990,000    NYS Medcare (Hospital & Nursing Home)                          9.375      11/01/2016          1,041,827
------------------------------------------------------------------------------------------------------------------------
     310,000    NYS Medcare (Hospital & Nursing Home)                         10.000      11/01/2006            327,608
------------------------------------------------------------------------------------------------------------------------
   1,670,000    NYS Medcare (M.G. Nursing Home)                                6.375      02/15/2035          1,709,763
------------------------------------------------------------------------------------------------------------------------
     350,000    NYS Medcare (Montefiore Medical Center)                        5.750      02/15/2025            361,830
------------------------------------------------------------------------------------------------------------------------
  44,470,000    NYS Medcare (St. Luke's Hospital)                              5.700      02/15/2029         45,657,349
------------------------------------------------------------------------------------------------------------------------
  12,500,000    NYS Medcare (St. Luke's Hospital) RITES 2                      8.707 3    02/15/2029         13,167,500
------------------------------------------------------------------------------------------------------------------------
   8,400,000    NYS Medcare (St. Luke's Hospital) RITES 2                      8.756 3    02/15/2029          8,848,560
------------------------------------------------------------------------------------------------------------------------
   5,750,000    NYS Medcare (St. Luke's Hospital) RITES 2                      8.756 3    02/15/2029          6,057,050
------------------------------------------------------------------------------------------------------------------------
  10,000,000    NYS Medcare (St. Luke's Hospital) RITES 2                      8.776 3    02/15/2029         10,534,000
------------------------------------------------------------------------------------------------------------------------
   7,140,000    NYS Thruway Authority RITES 2                                 12.454 3    01/01/2025          8,048,208
------------------------------------------------------------------------------------------------------------------------
       5,000    NYS UDC (Correctional Facilities)                              0.000 1    01/01/2013              3,595
------------------------------------------------------------------------------------------------------------------------
   9,000,000    NYS UDC (State Personal Income Tax)                            5.125      03/15/2029         10,103,580
------------------------------------------------------------------------------------------------------------------------
   5,480,000    Oneida County IDA (Bonide Products)                            6.250      11/01/2018          5,490,138
------------------------------------------------------------------------------------------------------------------------
     500,000    Oneida County IDA (Civic Facilities-Mohawk Valley)             4.625      09/15/2030            494,825
------------------------------------------------------------------------------------------------------------------------
     830,000    Oneida County IDA (Civic Facilities-Mohawk Valley)             5.000      09/15/2035            853,472
------------------------------------------------------------------------------------------------------------------------
     625,000    Oneida County IDA (Mobile Climate Control)                     8.000      11/01/2008            638,981
------------------------------------------------------------------------------------------------------------------------
   2,825,000    Oneida County IDA (Mobile Climate Control)                     8.750      11/01/2018          2,900,343
------------------------------------------------------------------------------------------------------------------------
     450,000    Oneida County IDA
                (Mohawk Valley Handicapped Services)                           5.300      03/15/2019            470,867
------------------------------------------------------------------------------------------------------------------------
     740,000    Oneida County IDA
                (Mohawk Valley Handicapped Services)                           5.350      03/15/2029            764,908
------------------------------------------------------------------------------------------------------------------------
   1,190,000    Oneida County IDA (Presbyterian Home)                          5.250      03/01/2019          1,233,506
------------------------------------------------------------------------------------------------------------------------
   1,015,000    Oneida County IDA (Presbyterian Home)                          6.100      06/01/2020          1,114,074
------------------------------------------------------------------------------------------------------------------------
   4,000,000    Onondaga County IDA (Air Cargo)                                6.125      01/01/2032          4,140,800
------------------------------------------------------------------------------------------------------------------------
   2,000,000    Onondaga County IDA (Air Cargo)                                7.250      01/01/2032          2,082,540
------------------------------------------------------------------------------------------------------------------------
     295,000    Onondaga County IDA
                (Central New York Charter School for Math & Science) 5,6       8.500      01/01/2032            141,721
------------------------------------------------------------------------------------------------------------------------
     510,000    Onondaga County IDA (Coltec Industries)                        7.250      06/01/2008            521,067
------------------------------------------------------------------------------------------------------------------------
     770,000    Onondaga County IDA (Coltec Industries)                        9.875      10/01/2010            810,040
------------------------------------------------------------------------------------------------------------------------
   1,460,000    Onondaga County IDA (Community General Hospital)               5.500      11/01/2018          1,468,264
------------------------------------------------------------------------------------------------------------------------
   7,685,000    Onondaga County IDA (Community General Hospital)               6.625      01/01/2018          7,736,566
------------------------------------------------------------------------------------------------------------------------
   4,700,000    Onondaga County IDA (Le Moyne College)                         5.625      12/01/2021          5,088,596
------------------------------------------------------------------------------------------------------------------------
  11,500,000    Onondaga County IDA (Solvay Paperboard)                        6.800      11/01/2014         12,090,410
------------------------------------------------------------------------------------------------------------------------
  67,200,000    Onondaga County IDA (Solvay Paperboard)                        7.000      11/01/2030         70,814,016
------------------------------------------------------------------------------------------------------------------------
     750,000    Onondaga County IDA (Syracuse Home)                            5.200      12/01/2018            788,145
------------------------------------------------------------------------------------------------------------------------
     500,000    Onondaga County IDA Sewage Waste Facilities
                (Anheuser-Busch Companies)                                     6.250      12/01/2034            549,920
------------------------------------------------------------------------------------------------------------------------
  59,474,598    Onondaga County Res Rec                                        0.000 7    05/01/2022         30,235,696


                         36 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 41,580,000    Onondaga County Res Rec                                        5.000%     05/01/2015     $   39,891,852
------------------------------------------------------------------------------------------------------------------------
     512,000    Ontario County IDA (Ontario Design)                            6.500      11/01/2005            512,707
------------------------------------------------------------------------------------------------------------------------
     430,000    Orange County IDA (Adult Homes at Erie Station)                7.000      08/01/2021            459,442
------------------------------------------------------------------------------------------------------------------------
   2,500,000    Orange County IDA (Arden Hill Life Care Center)                7.000      08/01/2021          2,671,175
------------------------------------------------------------------------------------------------------------------------
   2,310,000    Orange County IDA (Arden Hill Life Care Center)                7.000      08/01/2031          2,442,502
------------------------------------------------------------------------------------------------------------------------
   2,090,000    Orange County IDA (Arden Hill Life Care Center)                7.000      08/01/2031          2,209,882
------------------------------------------------------------------------------------------------------------------------
   2,705,000    Orange County IDA (Glen Arden)                                 5.625      01/01/2018          2,524,252
------------------------------------------------------------------------------------------------------------------------
   5,590,000    Orange County IDA (Glen Arden)                                 5.700      01/01/2028          4,968,672
------------------------------------------------------------------------------------------------------------------------
   3,000,000    Orange County IDA (Kingston Manufacturing) 2                   8.000      11/01/2017          1,460,730
------------------------------------------------------------------------------------------------------------------------
     340,000    Orange County IDA (Mental Retardation Project)                 7.800      07/01/2011            343,128
------------------------------------------------------------------------------------------------------------------------
   1,715,000    Orange County IDA
                (St. Luke's Cornwall Hospital Obligated Group)                 5.375      12/01/2021          1,844,448
------------------------------------------------------------------------------------------------------------------------
   6,330,000    Orange County IDA
                (St. Luke's Cornwall Hospital Obligated Group)                 5.375      12/01/2026          6,774,493
------------------------------------------------------------------------------------------------------------------------
   2,235,000    Orange County IDA
                (St. Luke's Cornwall Hospital Obligated Group)                 5.375      12/01/2026          2,391,942
------------------------------------------------------------------------------------------------------------------------
   7,745,000    Orange County IDA (Tuxedo Place) 2                             7.000      08/01/2032          5,902,000
------------------------------------------------------------------------------------------------------------------------
   2,500,000    Orange County IDA (Tuxedo Place) 2                             7.000      08/01/2033          1,904,700
------------------------------------------------------------------------------------------------------------------------
   2,755,000    Oswego County IDA (Bishop's Common)                            5.375      02/01/2049          2,951,432
------------------------------------------------------------------------------------------------------------------------
   3,260,000    Oswego County IDA (Seneca Hill Manor)                          5.650      08/01/2037          3,479,202
------------------------------------------------------------------------------------------------------------------------
   6,680,000    Otsego County IDA (Hartwick College)                           5.900      07/01/2022          6,433,909
------------------------------------------------------------------------------------------------------------------------
   2,970,000    Otsego County IDA (Mary Imogene Bassett Hospital)              5.350      11/01/2020          3,185,771
------------------------------------------------------------------------------------------------------------------------
  11,040,000    Peekskill IDA (Drum Hill)                                      6.375      10/01/2028         10,625,006
------------------------------------------------------------------------------------------------------------------------
     617,716    Peekskill IDA (Karta)                                          9.000      07/01/2010            627,408
------------------------------------------------------------------------------------------------------------------------
   4,210,000    Port Authority NY/NJ (Continental Airlines)                    9.000      12/01/2006          4,258,836
------------------------------------------------------------------------------------------------------------------------
   1,770,000    Port Authority NY/NJ (Continental Airlines)                    9.000      12/01/2010          1,790,532
------------------------------------------------------------------------------------------------------------------------
  53,290,000    Port Authority NY/NJ (Continental Airlines)                    9.125      12/01/2015         53,908,164
------------------------------------------------------------------------------------------------------------------------
   2,795,000    Port Authority NY/NJ (Delta Air Lines)                         6.950      06/01/2008          2,789,242
------------------------------------------------------------------------------------------------------------------------
     285,000    Port Authority NY/NJ (KIAC)                                    6.750      10/01/2011            299,789
------------------------------------------------------------------------------------------------------------------------
  20,610,000    Port Authority NY/NJ (KIAC)                                    6.750      10/01/2019         21,786,831
------------------------------------------------------------------------------------------------------------------------
  20,000,000    Port Authority NY/NJ RITES 2                                  12.368 3    09/15/2013         25,143,200
------------------------------------------------------------------------------------------------------------------------
  50,660,000    Port Authority NY/NJ, 37th Series                              5.250      07/15/2034         54,942,796
------------------------------------------------------------------------------------------------------------------------
      35,000    Port Authority NY/NJ, 111th Series                             5.000      10/01/2032             35,934
------------------------------------------------------------------------------------------------------------------------
     190,000    Port Authority NY/NJ, 114th Series                             5.000      08/01/2024            192,318
------------------------------------------------------------------------------------------------------------------------
   1,000,000    Port Authority NY/NJ, 120th Series                             5.750      10/15/2026          1,065,960
------------------------------------------------------------------------------------------------------------------------
      30,000    Port Authority NY/NJ, 122nd Series                             5.000      07/15/2026             30,843
------------------------------------------------------------------------------------------------------------------------
      15,000    Port Authority NY/NJ, 122nd Series                             5.125      01/15/2036             15,490
------------------------------------------------------------------------------------------------------------------------
   9,500,000    Port Authority NY/NJ, 124th Series                             5.000      08/01/2036          9,771,035
------------------------------------------------------------------------------------------------------------------------
      70,000    Port Authority NY/NJ, 126th Series                             5.125      11/15/2028             74,493
------------------------------------------------------------------------------------------------------------------------
     210,000    Port Authority NY/NJ, 126th Series                             5.125      11/15/2030            222,959
------------------------------------------------------------------------------------------------------------------------
   7,000,000    Port Authority NY/NJ, 127th Series                             5.250      12/15/2032          7,489,580
------------------------------------------------------------------------------------------------------------------------
  19,350,000    Port Authority NY/NJ, 132nd Series                             5.000      09/01/2038         20,540,993


                         37 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  6,000,000    Port Authority NY/NJ, 136th Series                             5.125%     05/01/2034     $    6,433,620
------------------------------------------------------------------------------------------------------------------------
  19,175,000    Port Authority NY/NJ, 136th Series                             5.375      11/01/2028         20,991,256
------------------------------------------------------------------------------------------------------------------------
  22,855,000    Port Authority NY/NJ, 136th Series                             5.500      11/01/2029         25,320,369
------------------------------------------------------------------------------------------------------------------------
  10,000,000    Port Authority NY/NJ, 140th Series                             5.000      12/01/2034         10,747,400
------------------------------------------------------------------------------------------------------------------------
   2,755,000    Poughkeepsie IDA
                (Eastman & Bixby Redevelopment Corp.)                          6.000      08/01/2032          3,008,708
------------------------------------------------------------------------------------------------------------------------
   1,990,000    Putnam County IDA (Brewster Plastics)                          8.500      12/01/2016          2,065,859
------------------------------------------------------------------------------------------------------------------------
   1,500,000    Rensselaer County IDA (Franciscan Heights)                     5.375      12/01/2036          1,600,170
------------------------------------------------------------------------------------------------------------------------
   6,385,000    Rensselaer County Tobacco Asset Securitization Corp.           5.625      06/01/2035          6,514,679
------------------------------------------------------------------------------------------------------------------------
   7,300,000    Rensselaer County Tobacco Asset Securitization Corp. 2         5.750      06/01/2043          7,496,370
------------------------------------------------------------------------------------------------------------------------
       5,000    Rensselaer Hsg. Authority (Renwyck)                            7.650      01/01/2011              5,244
------------------------------------------------------------------------------------------------------------------------
  19,505,000    Rensselaer Municipal Leasing Corp.
                (Rensselaer County Nursing Home)                               6.900      06/01/2024         19,887,298
------------------------------------------------------------------------------------------------------------------------
   1,580,000    Riverhead IDA (Michael Reilly Design)                          8.875      08/01/2021          1,562,241
------------------------------------------------------------------------------------------------------------------------
      40,000    Rochester Hsg. Authority (Crossroads Apartments)               7.300      07/01/2005             40,001
------------------------------------------------------------------------------------------------------------------------
  15,860,000    Rochester Hsg. Authority (Crossroads Apartments)               7.700      01/01/2017         16,402,253
------------------------------------------------------------------------------------------------------------------------
   6,790,000    Rochester Museum & Science Center                              6.125      12/01/2015          6,886,961
------------------------------------------------------------------------------------------------------------------------
   9,225,000    Rockland County Tobacco Asset Securitization Corp.             5.625      08/15/2035          9,416,788
------------------------------------------------------------------------------------------------------------------------
  10,100,000    Rockland County Tobacco Asset Securitization Corp.             5.750      08/15/2043         10,378,154
------------------------------------------------------------------------------------------------------------------------
   1,070,000    Saratoga County IDA (ARC)                                      8.400      03/01/2013          1,073,435
------------------------------------------------------------------------------------------------------------------------
   3,000,000    Saratoga County IDA (Saratoga Hospital)                        5.125      12/01/2033          3,196,080
------------------------------------------------------------------------------------------------------------------------
   2,000,000    Schenectady Bond Anticipation Notes                            5.250      05/26/2006          1,999,280
------------------------------------------------------------------------------------------------------------------------
   1,635,000    Schenectady IDA (Schaffer Heights Hsg.)                        6.000      11/01/2030          1,801,247
------------------------------------------------------------------------------------------------------------------------
   3,335,000    Schenectady Metroplex Devel. Authority, Series A               5.375      12/15/2021          3,589,160
------------------------------------------------------------------------------------------------------------------------
     242,000    Schroon Lake Fire District 2                                   7.250      03/01/2009            242,760
------------------------------------------------------------------------------------------------------------------------
     175,000    Scotia Hsg. Authority (Holyrood House)                         7.000      06/01/2009            177,886
------------------------------------------------------------------------------------------------------------------------
   2,475,000    SONYMA, Series 29                                              5.450      04/01/2031          2,563,457
------------------------------------------------------------------------------------------------------------------------
   6,710,000    SONYMA, Series 65                                              5.850      10/01/2028          6,990,881
------------------------------------------------------------------------------------------------------------------------
      20,000    SONYMA, Series 66                                              5.700      10/01/2027             20,825
------------------------------------------------------------------------------------------------------------------------
  18,815,000    SONYMA, Series 67                                              5.800      10/01/2028         19,425,735
------------------------------------------------------------------------------------------------------------------------
   3,495,000    SONYMA, Series 69                                              5.400      10/01/2019          3,610,615
------------------------------------------------------------------------------------------------------------------------
   5,090,000    SONYMA, Series 69                                              5.500      10/01/2028          5,249,368
------------------------------------------------------------------------------------------------------------------------
   3,765,000    SONYMA, Series 69 RITES 2                                      8.420 3    10/01/2028          4,000,689
------------------------------------------------------------------------------------------------------------------------
  13,100,000    SONYMA, Series 71                                              5.400      04/01/2029         13,649,152
------------------------------------------------------------------------------------------------------------------------
  10,150,000    SONYMA, Series 71 RITES 2                                      8.255 3    04/01/2029         11,000,875
------------------------------------------------------------------------------------------------------------------------
   5,500,000    SONYMA, Series 73 RITES 2                                     13.605 3    10/01/2028          6,127,330
------------------------------------------------------------------------------------------------------------------------
   1,675,000    SONYMA, Series 73-A                                            5.300      10/01/2028          1,722,754
------------------------------------------------------------------------------------------------------------------------
     100,000    SONYMA, Series 77                                              5.150      04/01/2029            102,459
------------------------------------------------------------------------------------------------------------------------
  10,175,000    SONYMA, Series 79                                              5.300      04/01/2029         10,546,693
------------------------------------------------------------------------------------------------------------------------
     515,000    SONYMA, Series 82                                              5.650      04/01/2030            528,946
------------------------------------------------------------------------------------------------------------------------
   5,945,000    SONYMA, Series 97                                              5.500      04/01/2031          6,189,458
------------------------------------------------------------------------------------------------------------------------
   2,400,000    SONYMA, Series 106                                             5.100      04/01/2023          2,481,624


                         38 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    300,000    St. Lawrence County IDA (Clarkson University)                  5.125%     07/01/2021     $      310,518
------------------------------------------------------------------------------------------------------------------------
   1,315,000    St. Lawrence County IDA (Clarkson University)                  5.250      07/01/2031          1,363,182
------------------------------------------------------------------------------------------------------------------------
   2,370,000    St. Lawrence County IDA (Clarkson University)                  5.500      07/01/2029          2,502,957
------------------------------------------------------------------------------------------------------------------------
   2,805,000    St. Lawrence County IDA (Hepburn Medical Center)               5.375      12/01/2019          2,982,697
------------------------------------------------------------------------------------------------------------------------
   3,595,000    St. Lawrence County IDA (Hepburn Medical Center)               5.500      12/01/2024          3,828,711
------------------------------------------------------------------------------------------------------------------------
   1,360,000    Suffolk County IDA (ACLD)                                      6.000      12/01/2019          1,402,473
------------------------------------------------------------------------------------------------------------------------
     560,000    Suffolk County IDA (ALIA-ACDS)                                 7.125      06/01/2017            608,294
------------------------------------------------------------------------------------------------------------------------
     345,000    Suffolk County IDA (ALIA-ACLD)                                 6.375      06/01/2014            352,373
------------------------------------------------------------------------------------------------------------------------
   1,310,000    Suffolk County IDA (ALIA-ACLD)                                 6.500      03/01/2018          1,360,435
------------------------------------------------------------------------------------------------------------------------
     745,000    Suffolk County IDA (ALIA-ACLD)                                 7.500      09/01/2015            816,364
------------------------------------------------------------------------------------------------------------------------
     305,000    Suffolk County IDA (ALIA-ADD)                                  6.950      12/01/2014            329,742
------------------------------------------------------------------------------------------------------------------------
     510,000    Suffolk County IDA (ALIA-ADD)                                  7.125      06/01/2017            553,982
------------------------------------------------------------------------------------------------------------------------
     475,000    Suffolk County IDA (ALIA-ADD)                                  7.500      09/01/2015            520,500
------------------------------------------------------------------------------------------------------------------------
   1,370,000    Suffolk County IDA (ALIA-DDI)                                  6.375      06/01/2014          1,440,582
------------------------------------------------------------------------------------------------------------------------
     100,000    Suffolk County IDA (ALIA-DDI)                                  7.500      09/01/2015            109,579
------------------------------------------------------------------------------------------------------------------------
     765,000    Suffolk County IDA (ALIA-FREE)                                 6.375      06/01/2014            804,413
------------------------------------------------------------------------------------------------------------------------
   1,890,000    Suffolk County IDA (ALIA-FREE)                                 6.950      12/01/2014          2,043,317
------------------------------------------------------------------------------------------------------------------------
   4,285,000    Suffolk County IDA (ALIA-FREE)                                 7.125      06/01/2017          4,654,538
------------------------------------------------------------------------------------------------------------------------
     615,000    Suffolk County IDA (ALIA-IGHL)                                 6.375      06/01/2014            628,143
------------------------------------------------------------------------------------------------------------------------
     645,000    Suffolk County IDA (ALIA-IGHL)                                 6.950      12/01/2014            697,322
------------------------------------------------------------------------------------------------------------------------
   1,175,000    Suffolk County IDA (ALIA-IGHL)                                 7.125      06/01/2017          1,276,332
------------------------------------------------------------------------------------------------------------------------
   1,945,000    Suffolk County IDA (ALIA-IGHL)                                 7.250      12/01/2033          2,043,514
------------------------------------------------------------------------------------------------------------------------
     285,000    Suffolk County IDA (ALIA-IGHL)                                 7.500      09/01/2015            312,300
------------------------------------------------------------------------------------------------------------------------
     360,000    Suffolk County IDA (ALIA-L.I. Head Injury Association)         6.375      06/01/2014            368,719
------------------------------------------------------------------------------------------------------------------------
     770,000    Suffolk County IDA (ALIA-L.I. Head Injury Association)         6.950      12/01/2014            832,462
------------------------------------------------------------------------------------------------------------------------
     300,000    Suffolk County IDA (ALIA-L.I. Head Injury Association)         7.500      09/01/2015            328,737
------------------------------------------------------------------------------------------------------------------------
     600,000    Suffolk County IDA (ALIA-MCH)                                  6.375      06/01/2014            612,822
------------------------------------------------------------------------------------------------------------------------
   1,830,000    Suffolk County IDA (ALIA-MCH)                                  6.950      12/01/2014          1,978,450
------------------------------------------------------------------------------------------------------------------------
   1,435,000    Suffolk County IDA (ALIA-MCH)                                  7.125      06/01/2017          1,558,754
------------------------------------------------------------------------------------------------------------------------
     745,000    Suffolk County IDA (ALIA-NYS ARC)                              7.500      09/01/2015            816,364
------------------------------------------------------------------------------------------------------------------------
     435,000    Suffolk County IDA (ALIA-Pederson-Krag Center)                 8.375      06/01/2016            480,170
------------------------------------------------------------------------------------------------------------------------
     600,000    Suffolk County IDA (ALIA-SMCFS)                                7.500      09/01/2015            657,474
------------------------------------------------------------------------------------------------------------------------
     710,000    Suffolk County IDA (ALIA-Suffolk Hostels)                      7.500      09/01/2015            778,011
------------------------------------------------------------------------------------------------------------------------
     255,000    Suffolk County IDA (ALIA-UCPAGS)                               6.375      06/01/2014            260,449
------------------------------------------------------------------------------------------------------------------------
   1,120,000    Suffolk County IDA (ALIA-UCPAGS)                               6.950      12/01/2014          1,210,854
------------------------------------------------------------------------------------------------------------------------
     840,000    Suffolk County IDA (ALIA-UCPAGS)                               7.000      06/01/2016            909,854
------------------------------------------------------------------------------------------------------------------------
     500,000    Suffolk County IDA (ALIA-UCPAGS)                               7.500      09/01/2015            547,895
------------------------------------------------------------------------------------------------------------------------
     400,000    Suffolk County IDA (ALIA-WORCA)                                6.950      12/01/2014            432,448
------------------------------------------------------------------------------------------------------------------------
     900,000    Suffolk County IDA (ALIA-WORCA)                                7.125      06/01/2017            977,616
------------------------------------------------------------------------------------------------------------------------
     590,000    Suffolk County IDA (ALIA-WORCA)                                7.500      09/01/2015            646,516
------------------------------------------------------------------------------------------------------------------------
   7,293,119    Suffolk County IDA (Camelot Village) 2,5,6                     7.900      11/01/2031             64,179


                         39 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    235,000    Suffolk County IDA (CCSSVD)                                    7.000%     04/01/2010     $      248,193
------------------------------------------------------------------------------------------------------------------------
   2,595,000    Suffolk County IDA (CCSSVD)                                    8.000      04/01/2030          2,775,249
------------------------------------------------------------------------------------------------------------------------
     255,000    Suffolk County IDA (DDI)                                       6.000      12/01/2019            262,964
------------------------------------------------------------------------------------------------------------------------
     670,000    Suffolk County IDA (DDI)                                       6.250      03/01/2009            672,606
------------------------------------------------------------------------------------------------------------------------
   5,025,000    Suffolk County IDA (DDI)                                       7.250      03/01/2024          5,113,440
------------------------------------------------------------------------------------------------------------------------
   9,070,000    Suffolk County IDA (DDI)                                       8.750      03/01/2023          9,259,200
------------------------------------------------------------------------------------------------------------------------
   2,540,000    Suffolk County IDA (Dowling College)                           6.625      06/01/2024          2,564,333
------------------------------------------------------------------------------------------------------------------------
   3,240,000    Suffolk County IDA (Dowling College)                           6.700      12/01/2020          3,339,889
------------------------------------------------------------------------------------------------------------------------
   1,925,000    Suffolk County IDA (Family Residences)                         6.000      12/01/2019          1,985,118
------------------------------------------------------------------------------------------------------------------------
   1,345,000    Suffolk County IDA (Family Services League)                    5.000      11/01/2027          1,426,789
------------------------------------------------------------------------------------------------------------------------
     830,000    Suffolk County IDA (Family Services League)                    5.000      11/01/2034            877,841
------------------------------------------------------------------------------------------------------------------------
     195,000    Suffolk County IDA (Federation of Organizations)               7.625      04/01/2010            204,307
------------------------------------------------------------------------------------------------------------------------
   2,195,000    Suffolk County IDA (Federation of Organizations)               8.125      04/01/2030          2,322,200
------------------------------------------------------------------------------------------------------------------------
   2,600,000    Suffolk County IDA (Gurwin Jewish-Phase II)                    6.700      05/01/2039          2,732,834
------------------------------------------------------------------------------------------------------------------------
   3,860,000    Suffolk County IDA (Huntington First Aid Squad)                6.650      11/01/2017          4,048,522
------------------------------------------------------------------------------------------------------------------------
     295,000    Suffolk County IDA (Independent Group Home Living)             6.000      12/01/2019            304,213
------------------------------------------------------------------------------------------------------------------------
   6,700,000    Suffolk County IDA (Jefferson's Ferry)                         7.200      11/01/2019          7,292,213
------------------------------------------------------------------------------------------------------------------------
  10,000,000    Suffolk County IDA (Jefferson's Ferry)                         7.250      11/01/2028         10,855,500
------------------------------------------------------------------------------------------------------------------------
  13,760,000    Suffolk County IDA (Keyspan-Port Jefferson Center)             5.250      06/01/2027         14,469,603
------------------------------------------------------------------------------------------------------------------------
   4,065,000    Suffolk County IDA (L.I. Network Community Services)           7.550      02/01/2034          4,270,730
------------------------------------------------------------------------------------------------------------------------
   3,360,000    Suffolk County IDA (New Interdisciplinary School)              6.750      12/01/2019          3,460,867
------------------------------------------------------------------------------------------------------------------------
   3,500,000    Suffolk County IDA
                (Nissequogue Cogeneration Partners)                            5.300      01/01/2013          3,541,580
------------------------------------------------------------------------------------------------------------------------
   8,835,000    Suffolk County IDA
                (Nissequogue Cogeneration Partners)                            5.500      01/01/2023          8,922,113
------------------------------------------------------------------------------------------------------------------------
     695,000    Suffolk County IDA (OBPWC)                                     7.500      11/01/2022            696,946
------------------------------------------------------------------------------------------------------------------------
   2,250,000    Suffolk County IDA
                (Peconic Landing Retirement Home)                              7.000      10/01/2030          2,254,905
------------------------------------------------------------------------------------------------------------------------
   1,000,000    Suffolk County IDA
                (Peconic Landing Retirement Home)                              8.000      10/01/2020          1,131,060
------------------------------------------------------------------------------------------------------------------------
   2,850,000    Suffolk County IDA
                (Peconic Landing Retirement Home)                              8.000      10/01/2030          3,208,160
------------------------------------------------------------------------------------------------------------------------
   4,800,000    Suffolk County IDA (Pederson-Krag Center)                      7.200      02/01/2035          4,790,448
------------------------------------------------------------------------------------------------------------------------
     225,000    Suffolk County IDA (Pederson-Krag Center)                      7.625      04/01/2010            241,439
------------------------------------------------------------------------------------------------------------------------
   2,545,000    Suffolk County IDA (Pederson-Krag Center)                      8.125      04/01/2030          2,725,033
------------------------------------------------------------------------------------------------------------------------
   1,540,000    Suffolk County IDA (Rimland Facilities) 2                      4.500 8    12/01/2009          1,529,898
------------------------------------------------------------------------------------------------------------------------
      80,000    Suffolk County IDA
                (Southampton Hospital Association)                             7.250      01/01/2020             83,252
------------------------------------------------------------------------------------------------------------------------
   2,345,000    Suffolk County IDA
                (United Cerebral Palsy Association)                            6.000      12/01/2019          2,418,234
------------------------------------------------------------------------------------------------------------------------
   5,635,000    Suffolk County IDA
                (United Cerebral Palsy Association)                            7.875      09/01/2041          5,905,311
------------------------------------------------------------------------------------------------------------------------
   1,620,000    Suffolk County IDA (Windmill Village)                          5.700      12/01/2026          1,756,291


                         40 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  1,305,000    Suffolk County IDA (Windmill Village)                          5.750%     12/01/2031     $    1,417,595
------------------------------------------------------------------------------------------------------------------------
     910,000    Suffolk County IDA (Wireless Boulevard Realty)                 7.875      12/01/2012            960,105
------------------------------------------------------------------------------------------------------------------------
   4,005,000    Suffolk County IDA (Wireless Boulevard Realty)                 8.625      12/01/2026          4,243,418
------------------------------------------------------------------------------------------------------------------------
      50,000    Suffolk County Water Authority                                 5.125      06/01/2026             53,319
------------------------------------------------------------------------------------------------------------------------
   2,515,000    Sullivan County IDA (Center Discovery Civic Facility)          7.250      02/01/2012          2,533,309
------------------------------------------------------------------------------------------------------------------------
   9,965,000    Sullivan County IDA (Center Discovery Civic Facility)          7.750      02/01/2027         10,051,994
------------------------------------------------------------------------------------------------------------------------
   4,700,000    Sullivan County IDA (Center for Discovery)                     6.950      02/01/2035          4,710,763
------------------------------------------------------------------------------------------------------------------------
   8,655,000    Sullivan County IDA (SCCC Dorm Corp. Civic Facility)           7.250      06/01/2027          8,931,527
------------------------------------------------------------------------------------------------------------------------
     315,000    Syracuse Hsg. Authority
                (Loretto Sedgwick Heights Corp.)                               7.375      11/01/2008            310,360
------------------------------------------------------------------------------------------------------------------------
   6,995,000    Syracuse Hsg. Authority
                (Loretto Sedgwick Heights Corp.)                               8.500      11/01/2031          6,900,358
------------------------------------------------------------------------------------------------------------------------
   6,590,000    Syracuse Hsg. Authority (LRRHCF)                               5.800      08/01/2037          7,090,115
------------------------------------------------------------------------------------------------------------------------
     325,000    Syracuse Hsg. Authority (LRRHCF)                               7.500      08/01/2010            328,344
------------------------------------------------------------------------------------------------------------------------
   2,435,000    Syracuse Hsg. Authority (Pavilion on James)                    7.500      11/01/2042          2,438,263
------------------------------------------------------------------------------------------------------------------------
     210,000    Syracuse IDA (Anoplate Corp.)                                  7.250      11/01/2007            212,585
------------------------------------------------------------------------------------------------------------------------
   2,195,000    Syracuse IDA (Anoplate Corp.)                                  8.000      11/01/2022          2,287,190
------------------------------------------------------------------------------------------------------------------------
   1,000,000    Syracuse IDA (Crouse Irving Health Hospital)                   5.375      01/01/2023            753,470
------------------------------------------------------------------------------------------------------------------------
  18,855,000    Syracuse IDA (James Square)                                    0.000 1    08/01/2025          4,992,804
------------------------------------------------------------------------------------------------------------------------
     725,000    Syracuse IDA (Jewish Home of Central NY)                       7.375      03/01/2021            779,368
------------------------------------------------------------------------------------------------------------------------
   2,050,000    Syracuse IDA (Jewish Home of Central NY)                       7.375      03/01/2031          2,196,596
------------------------------------------------------------------------------------------------------------------------
      75,000    Taconic Hills Central School District at Craryville            5.000      06/15/2026             79,445
------------------------------------------------------------------------------------------------------------------------
   7,500,000    Tobacco Settlement Financing Corp. (TASC)                      5.500      06/01/2019          8,438,325
------------------------------------------------------------------------------------------------------------------------
  13,825,000    Tobacco Settlement Financing Corp. (TASC)                      5.500      06/01/2021         15,334,137
------------------------------------------------------------------------------------------------------------------------
  13,555,000    Tobacco Settlement Financing Corp. (TASC)                      5.500      06/01/2022         14,947,234
------------------------------------------------------------------------------------------------------------------------
   3,750,000    Tompkins County IDA (Ithacare Center)                          6.200      02/01/2037          3,996,113
------------------------------------------------------------------------------------------------------------------------
      75,000    Tompkins Health Care Corp. (Reconstruction Home)              10.800      02/01/2007             79,109
------------------------------------------------------------------------------------------------------------------------
      65,000    Tompkins Health Care Corp. (Reconstruction Home)              10.800      02/01/2028             73,730
------------------------------------------------------------------------------------------------------------------------
     580,000    Tonawanda Senior Citizen Hsg. Corp.                            6.500      12/01/2010            590,805
------------------------------------------------------------------------------------------------------------------------
      80,000    Triborough Bridge & Tunnel Authority                           5.125      01/01/2031             84,429
------------------------------------------------------------------------------------------------------------------------
   8,265,000    Triborough Bridge & Tunnel Authority RITES 2                  12.424 3    01/01/2027          9,977,343
------------------------------------------------------------------------------------------------------------------------
   4,190,000    Triborough Bridge & Tunnel Authority RITES 2                  12.424 3    01/01/2032          5,067,805
------------------------------------------------------------------------------------------------------------------------
  16,160,000    TSASC, Inc. (TFABs)                                            5.750      07/15/2032         16,822,883
------------------------------------------------------------------------------------------------------------------------
     840,000    TSASC, Inc. (TFABs)                                            6.250      07/15/2027            886,267
------------------------------------------------------------------------------------------------------------------------
  78,735,000    TSASC, Inc. (TFABs)                                            6.250      07/15/2034         82,924,489
------------------------------------------------------------------------------------------------------------------------
 130,450,000    TSASC, Inc. (TFABs)                                            6.375      07/15/2039        137,980,879
------------------------------------------------------------------------------------------------------------------------
     995,000    UCP/HCA of Chemung County                                      6.600      08/01/2022          1,062,143
------------------------------------------------------------------------------------------------------------------------
   1,805,000    Ulster County IDA (Brooklyn Bottling)                          8.600      06/30/2022          1,821,895
------------------------------------------------------------------------------------------------------------------------
   4,000,000    Ulster County IDA (Kingston Hospital)                          5.650      11/15/2024          4,210,120
------------------------------------------------------------------------------------------------------------------------
   1,465,000    Ulster County IDA
                (Mid-Hudson Family Health Services)                            5.350      07/01/2023          1,529,006
------------------------------------------------------------------------------------------------------------------------
   3,005,000    Ulster County Tobacco Asset Securitization Corp.               0.000 7    06/01/2040          2,385,099


                         41 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  2,815,000    Ulster County Tobacco Asset Securitization Corp. 2             6.000%     06/01/2040     $    2,940,999
------------------------------------------------------------------------------------------------------------------------
   2,175,000    Ulster County Tobacco Asset Securitization Corp. 2             6.250      06/01/2025          2,332,427
------------------------------------------------------------------------------------------------------------------------
   2,000,000    United Nations Devel. Corp., Series A                          5.250      07/01/2026          2,077,580
------------------------------------------------------------------------------------------------------------------------
      25,000    Upper Mohawk Valley Regional Water Finance
                Authority                                                      5.125      10/01/2026             26,305
------------------------------------------------------------------------------------------------------------------------
     500,000    Utica GO                                                       6.100      01/15/2013            552,465
------------------------------------------------------------------------------------------------------------------------
   3,550,000    Utica IDA (Utica College Civic Facility)                       6.850      12/01/2031          3,762,574
------------------------------------------------------------------------------------------------------------------------
     340,000    Watervliet Hsg. Authority
                (Colonie Senior Service Center)                                5.875      06/01/2018            329,814
------------------------------------------------------------------------------------------------------------------------
  10,800,000    Watervliet Hsg. Authority
                (Colonie Senior Service Center)                                6.125      06/01/2038         10,161,720
------------------------------------------------------------------------------------------------------------------------
   2,710,000    Wayne County IDA (ARC)                                         8.375      03/01/2018          2,714,255
------------------------------------------------------------------------------------------------------------------------
     300,000    Westchester County Healthcare Corp., Series A                  5.875      11/01/2025            301,743
------------------------------------------------------------------------------------------------------------------------
   7,180,000    Westchester County IDA (Ardsley Hsg.)                          7.900      11/01/2044          7,568,151
------------------------------------------------------------------------------------------------------------------------
   3,140,000    Westchester County IDA (Ardsley Hsg.)                          7.900      11/01/2044          3,309,748
------------------------------------------------------------------------------------------------------------------------
   6,320,000    Westchester County IDA (Ardsley Hsg.)                          7.900      11/01/2044          6,661,659
------------------------------------------------------------------------------------------------------------------------
   3,585,000    Westchester County IDA (Ardsley Hsg.)                          7.900      11/01/2044          3,779,701
------------------------------------------------------------------------------------------------------------------------
   8,455,000    Westchester County IDA (Ardsley Hsg.)                          7.900      11/01/2044          8,914,191
------------------------------------------------------------------------------------------------------------------------
   8,100,000    Westchester County IDA (Ardsley Hsg.)                          7.900      11/01/2044          8,537,886
------------------------------------------------------------------------------------------------------------------------
   6,280,000    Westchester County IDA (Ardsley Hsg.)                          7.900      11/01/2044          6,619,497
------------------------------------------------------------------------------------------------------------------------
   6,850,000    Westchester County IDA (Ardsley Hsg.)                          7.900      11/01/2044          7,220,311
------------------------------------------------------------------------------------------------------------------------
   1,870,000    Westchester County IDA (Beth Abraham Hospital)                 8.375      12/01/2025          1,941,004
------------------------------------------------------------------------------------------------------------------------
      90,000    Westchester County IDA (Children's Village)                    5.375      03/15/2019             91,763
------------------------------------------------------------------------------------------------------------------------
   4,450,000    Westchester County IDA (Children's Village)                    6.000      06/01/2022          4,582,833
------------------------------------------------------------------------------------------------------------------------
   1,215,000    Westchester County IDA (Clearview School)                      7.250      01/01/2035          1,248,291
------------------------------------------------------------------------------------------------------------------------
   1,300,000    Westchester County IDA (Guiding Eyes for the Blind)            5.375      08/01/2024          1,372,215
------------------------------------------------------------------------------------------------------------------------
   2,000,000    Westchester County IDA
                (Hebrew Hospital Senior Hsg.)                                  7.375      07/01/2030          2,150,780
------------------------------------------------------------------------------------------------------------------------
   1,560,000    Westchester County IDA (JDAM)                                  6.750      04/01/2016          1,613,945
------------------------------------------------------------------------------------------------------------------------
   3,250,000    Westchester County IDA (Lawrence Hospital)                     5.000      01/01/2028          3,305,445
------------------------------------------------------------------------------------------------------------------------
     800,000    Westchester County IDA (Lawrence Hospital)                     5.125      01/01/2018            826,920
------------------------------------------------------------------------------------------------------------------------
   1,275,000    Westchester County IDA
                (Living Independently for the Elderly)                         5.375      08/20/2021          1,385,147
------------------------------------------------------------------------------------------------------------------------
   3,035,000    Westchester County IDA
                (Living Independently for the Elderly)                         5.400      08/20/2032          3,281,260
------------------------------------------------------------------------------------------------------------------------
   1,610,000    Westchester County IDA (Rippowam-Cisqua School)                5.750      06/01/2029          1,660,747
------------------------------------------------------------------------------------------------------------------------
   1,000,000    Westchester County IDA (Schnurmacher Center)                   6.500      11/01/2013          1,043,300
------------------------------------------------------------------------------------------------------------------------
   1,710,000    Westchester County IDA (Schnurmacher Center)                   6.500      11/01/2033          1,837,874
------------------------------------------------------------------------------------------------------------------------
     130,000    Westchester County IDA
                (Westchester Airport Association)                              5.950      08/01/2024            131,697
------------------------------------------------------------------------------------------------------------------------
   2,000,000    Westchester County IDA
                (Westhab Community Revitalization)                             4.850      06/01/2032          2,010,260
------------------------------------------------------------------------------------------------------------------------
   2,590,000    Westchester County IDA (Winward School)                        5.250      10/01/2031          2,738,744


                         42 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 76,375,000    Westchester County Tobacco Asset Securitization Corp.          0.000% 7   07/15/2039     $   78,262,226
------------------------------------------------------------------------------------------------------------------------
  42,655,000    Westchester County Tobacco Asset Securitization Corp.          5.125      06/01/2038         42,811,117
------------------------------------------------------------------------------------------------------------------------
  52,675,000    Westchester County Tobacco Asset Securitization Corp.          5.125      06/01/2045         52,717,140
------------------------------------------------------------------------------------------------------------------------
   1,485,000    Yates County IDA (Keuka College)                               8.750      08/01/2015          1,690,138
------------------------------------------------------------------------------------------------------------------------
   3,825,000    Yates County IDA (SSMH)                                        5.650      02/01/2039          4,172,157
------------------------------------------------------------------------------------------------------------------------
   6,000,000    Yonkers GO                                                     5.000      08/01/2030          6,449,940
------------------------------------------------------------------------------------------------------------------------
   4,500,000    Yonkers GO                                                     5.000      08/01/2035          4,825,890
------------------------------------------------------------------------------------------------------------------------
  15,185,000    Yonkers IDA (Community Devel. Properties)                      6.625      02/01/2026         16,801,899
------------------------------------------------------------------------------------------------------------------------
   4,685,000    Yonkers IDA (Hudson Scenic Studio)                             6.625      11/01/2019          4,781,886
------------------------------------------------------------------------------------------------------------------------
   1,590,000    Yonkers IDA (Philipsburgh Hall Associates)                     7.500      11/01/2030          1,590,207
------------------------------------------------------------------------------------------------------------------------
   2,500,000    Yonkers IDA (St. John's Riverside Hospital)                    7.125      07/01/2031          2,594,450
------------------------------------------------------------------------------------------------------------------------
   2,500,000    Yonkers IDA (St. Joseph's Hospital)                            5.900      03/01/2008          2,428,150
------------------------------------------------------------------------------------------------------------------------
   3,050,000    Yonkers IDA (St. Joseph's Hospital)                            8.500      12/30/2013          3,098,404
------------------------------------------------------------------------------------------------------------------------
   3,300,000    Yonkers IDA (Westchester School)                               8.750      12/30/2023          3,435,696
------------------------------------------------------------------------------------------------------------------------
     800,000    Yonkers Parking Authority                                      6.000      06/15/2018            852,104
------------------------------------------------------------------------------------------------------------------------
   1,215,000    Yonkers Parking Authority                                      6.000      06/15/2024          1,269,274
                                                                                                         ---------------
                                                                                                          6,233,221,162
------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--12.8%
   2,435,000    Guam EDA (Royal Socio Apartments) 5,6                          9.500      11/01/2018          1,221,396
------------------------------------------------------------------------------------------------------------------------
     290,000    Guam Power Authority, Series A                                 5.250      10/01/2023            286,456
------------------------------------------------------------------------------------------------------------------------
  20,000,000    Guam Power Authority, Series A                                 5.250      10/01/2034         19,289,200
------------------------------------------------------------------------------------------------------------------------
   1,000,000    Northern Mariana Islands, Series A                             6.000      06/01/2020          1,071,180
------------------------------------------------------------------------------------------------------------------------
   7,855,000    Northern Mariana Islands, Series A                             6.250      03/15/2028          8,265,659
------------------------------------------------------------------------------------------------------------------------
  18,980,000    Northern Mariana Islands, Series A                             6.600      03/15/2028         21,413,426
------------------------------------------------------------------------------------------------------------------------
  10,000,000    Northern Mariana Islands, Series A                             7.375      06/01/2030         10,898,900
------------------------------------------------------------------------------------------------------------------------
   6,935,000    Puerto Rico Children's Trust Fund (TASC)                       5.500      05/15/2039          7,126,059
------------------------------------------------------------------------------------------------------------------------
  21,535,000    Puerto Rico Children's Trust Fund (TASC)                       5.625      05/15/2043         22,169,852
------------------------------------------------------------------------------------------------------------------------
   1,900,000    Puerto Rico Commonwealth GO                                    5.000      07/01/2029          2,002,771
------------------------------------------------------------------------------------------------------------------------
   4,700,000    Puerto Rico Commonwealth GO                                    5.000      07/01/2033          4,927,245
------------------------------------------------------------------------------------------------------------------------
  17,500,000    Puerto Rico Commonwealth GO                                    5.000      07/01/2034         18,433,100
------------------------------------------------------------------------------------------------------------------------
   5,605,000    Puerto Rico Commonwealth GO                                    5.125      07/01/2031          5,877,571
------------------------------------------------------------------------------------------------------------------------
      50,000    Puerto Rico Electric Power Authority                           5.250      07/01/2029             54,299
------------------------------------------------------------------------------------------------------------------------
      25,000    Puerto Rico Electric Power Authority, Series II                5.125      07/01/2026             27,031
------------------------------------------------------------------------------------------------------------------------
      30,000    Puerto Rico Electric Power Authority, Series NN                5.125      07/01/2029             31,849
------------------------------------------------------------------------------------------------------------------------
     750,000    Puerto Rico HBFA                                               6.250      04/01/2029            768,473
------------------------------------------------------------------------------------------------------------------------
      95,000    Puerto Rico HFC                                                5.100      12/01/2018             98,098
------------------------------------------------------------------------------------------------------------------------
   1,985,000    Puerto Rico HFC                                                5.500      12/01/2023          2,092,865
------------------------------------------------------------------------------------------------------------------------
      90,000    Puerto Rico HFC                                                7.500      10/01/2015             90,165
------------------------------------------------------------------------------------------------------------------------
   2,440,000    Puerto Rico HFC                                                7.500      04/01/2022          2,464,912
------------------------------------------------------------------------------------------------------------------------
   1,300,000    Puerto Rico Highway & Transportation Authority                 5.000      07/01/2028          1,363,765


                         43 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$ 50,440,000    Puerto Rico Highway & Transportation Authority,
                Series D                                                       5.250%     07/01/2038     $   53,719,104
------------------------------------------------------------------------------------------------------------------------
   4,000,000    Puerto Rico Highway & Transportation Authority,
                Series D                                                       5.375      07/01/2036          4,303,440
------------------------------------------------------------------------------------------------------------------------
   6,175,000    Puerto Rico Highway & Transportation Authority,
                Series G                                                       5.000      07/01/2033          6,473,561
------------------------------------------------------------------------------------------------------------------------
  63,500,000    Puerto Rico Highway & Transportation Authority,
                Series G                                                       5.000      07/01/2042         66,504,820
------------------------------------------------------------------------------------------------------------------------
   1,250,000    Puerto Rico Highway & Transportation Authority,
                Series J                                                       5.125      07/01/2039          1,328,713
------------------------------------------------------------------------------------------------------------------------
   5,000,000    Puerto Rico Infrastructure                                     5.000      07/01/2037          5,284,200
------------------------------------------------------------------------------------------------------------------------
 122,300,000    Puerto Rico Infrastructure                                     5.000      07/01/2041        129,271,100
------------------------------------------------------------------------------------------------------------------------
   1,080,000    Puerto Rico ITEMECF (Ana G. Mendez University)                 5.375      02/01/2019          1,123,049
------------------------------------------------------------------------------------------------------------------------
   1,575,000    Puerto Rico ITEMECF (Ana G. Mendez University)                 5.375      12/01/2021          1,682,021
------------------------------------------------------------------------------------------------------------------------
   5,750,000    Puerto Rico ITEMECF (Ana G. Mendez University)                 5.375      02/01/2029          5,942,453
------------------------------------------------------------------------------------------------------------------------
   6,315,000    Puerto Rico ITEMECF (Ana G. Mendez University)                 5.500      12/01/2031          6,779,531
------------------------------------------------------------------------------------------------------------------------
  42,400,000    Puerto Rico ITEMECF (Cogeneration Facilities)                  6.625      06/01/2026         46,127,384
------------------------------------------------------------------------------------------------------------------------
   3,160,000    Puerto Rico ITEMECF (Mennonite General Hospital)               5.625      07/01/2017          2,941,960
------------------------------------------------------------------------------------------------------------------------
     985,000    Puerto Rico ITEMECF (Mennonite General Hospital)               5.625      07/01/2027            878,531
------------------------------------------------------------------------------------------------------------------------
   8,735,000    Puerto Rico ITEMECF (Mennonite General Hospital)               6.500      07/01/2018          8,744,346
------------------------------------------------------------------------------------------------------------------------
  12,380,000    Puerto Rico ITEMECF (Mennonite General Hospital)               6.500      07/01/2026         12,295,940
------------------------------------------------------------------------------------------------------------------------
     615,000    Puerto Rico ITEMECF (Ryder Memorial Hospital)                  6.400      05/01/2009            618,180
------------------------------------------------------------------------------------------------------------------------
   2,450,000    Puerto Rico ITEMECF (Ryder Memorial Hospital)                  6.600      05/01/2014          2,452,744
------------------------------------------------------------------------------------------------------------------------
   5,250,000    Puerto Rico ITEMECF (Ryder Memorial Hospital)                  6.700      05/01/2024          5,257,298
------------------------------------------------------------------------------------------------------------------------
   7,000,000    Puerto Rico ITEMECF
                (San Lucas & Cristo Redentor Hospitals)                        5.750      06/01/2029          4,995,200
------------------------------------------------------------------------------------------------------------------------
     500,000    Puerto Rico ITEMECF (University of the Sacred Heart)           5.250      09/01/2021            519,020
------------------------------------------------------------------------------------------------------------------------
   8,000,000    Puerto Rico ITEMECF (University of the Sacred Heart)           5.250      09/01/2031          8,226,240
------------------------------------------------------------------------------------------------------------------------
   1,000,000    Puerto Rico Port Authority (American Airlines),
                Series A                                                       6.250      06/01/2026            793,850
------------------------------------------------------------------------------------------------------------------------
  12,470,000    Puerto Rico Port Authority (American Airlines),
                Series A                                                       6.300      06/01/2023         10,114,292
------------------------------------------------------------------------------------------------------------------------
  52,715,000    Puerto Rico Public Buildings Authority                         5.000      07/01/2036         55,505,732
------------------------------------------------------------------------------------------------------------------------
  57,835,000    Puerto Rico Public Buildings Authority                         5.250      07/01/2033         62,303,332
------------------------------------------------------------------------------------------------------------------------
     325,000    Puerto Rico Public Buildings Authority                         5.375      07/01/2033            364,163
------------------------------------------------------------------------------------------------------------------------
     120,000    Puerto Rico Public Buildings Authority                         5.375      07/01/2033            128,704
------------------------------------------------------------------------------------------------------------------------
  76,800,000    Puerto Rico Public Finance Corp., Series E                     5.500      08/01/2029         86,542,080
------------------------------------------------------------------------------------------------------------------------
  46,060,000    Puerto Rico Public Finance Corp., Series E                     5.500      08/01/2029         49,692,292
------------------------------------------------------------------------------------------------------------------------
     112,707    Puerto Rico San Sebastian Garage Lease 2,5,6                  10.000      09/16/2005            110,485
------------------------------------------------------------------------------------------------------------------------
   9,230,000    University of V.I., Series A                                   5.375      06/01/2034          9,881,453
------------------------------------------------------------------------------------------------------------------------
   2,040,000    University of V.I., Series A                                   6.250      12/01/2029          2,246,611
------------------------------------------------------------------------------------------------------------------------
   1,250,000    V.I. Government Refinery Facilities (Hovensa Coker)            6.500      07/01/2021          1,430,800
------------------------------------------------------------------------------------------------------------------------
      25,000    V.I. Hsg. Finance Authority, Series A                          6.450      03/01/2016             25,473


                         44 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                      VALUE
      AMOUNT                                                                  COUPON        MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$ 18,720,000    V.I. Public Finance Authority
                (Gross Receipts Taxes Loan)                                    5.000%     10/01/2031     $   19,630,122
------------------------------------------------------------------------------------------------------------------------
     550,000    V.I. Public Finance Authority
                (Gross Receipts Taxes Loan)                                    5.000      10/01/2033            582,978
------------------------------------------------------------------------------------------------------------------------
  27,733,000    V.I. Public Finance Authority (Hovensa Coker)                  6.500      07/01/2021         31,744,301
------------------------------------------------------------------------------------------------------------------------
   8,000,000    V.I. Public Finance Authority (Hovensa Refinery)               6.125      07/01/2022          8,862,400
------------------------------------------------------------------------------------------------------------------------
  11,700,000    V.I. Public Finance Authority (Hovensa)                        5.875      07/01/2022         12,762,477
------------------------------------------------------------------------------------------------------------------------
   1,000,000    V.I. Public Finance Authority, Series A                        5.250      10/01/2023          1,079,350
------------------------------------------------------------------------------------------------------------------------
     750,000    V.I. Public Finance Authority, Series A                        5.250      10/01/2024            808,320
------------------------------------------------------------------------------------------------------------------------
   1,000,000    V.I. Public Finance Authority, Series A                        5.500      10/01/2018          1,049,210
------------------------------------------------------------------------------------------------------------------------
  16,220,000    V.I. Public Finance Authority, Series A                        5.500      10/01/2022         16,962,714
------------------------------------------------------------------------------------------------------------------------
   7,500,000    V.I. Public Finance Authority, Series A                        5.625      10/01/2025          7,866,900
------------------------------------------------------------------------------------------------------------------------
      50,000    V.I. Public Finance Authority, Series A                        5.625      10/01/2025             52,711
------------------------------------------------------------------------------------------------------------------------
   3,830,000    V.I. Public Finance Authority, Series E                        6.000      10/01/2022          3,932,414
------------------------------------------------------------------------------------------------------------------------
   1,575,000    V.I. Water & Power Authority                                   5.300      07/01/2018          1,619,825
------------------------------------------------------------------------------------------------------------------------
   3,515,000    V.I. Water & Power Authority                                   5.300      07/01/2021          3,576,864
------------------------------------------------------------------------------------------------------------------------
   2,500,000    V.I. Water & Power Authority                                   5.500      07/01/2017          2,583,175
                                                                                                         ---------------
                                                                                                            897,696,135

------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $6,751,355,704)--101.5%                                                 7,130,917,297
------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.5)                                                               (104,664,786)
                                                                                                         ---------------
NET ASSETS--100.0%                                                                                       $7,026,252,511
                                                                                                         ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents a zero coupon bond.

2. Illiquid security. The aggregate value of illiquid securities as of June 30, 2005 was $716,479,077, which represents 10.20% of the Fund's net assets. See
Note 5 of Notes to Financial Statements.

3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

4. When-issued security or forward commitment to be delivered and settled after June 30, 2005. See Note 1 of Notes to Financial Statements.

5. Non-income producing security.

6. Issue is in default. See Note 1 of Notes to Financial Statements.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. Represents the current interest rate for a variable or increasing rate security.


                         45 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO ABBREVIATIONS June 30, 2005
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS       Association for Children with Down
           Syndrome
ACLD       Adults and Children with Learning and
           Developmental Disabilities
ADD        Aid to the Developmentally Disabled
ALIA       Alliance of Long Island Agencies
ARC        Association of Retarded Citizens
ASMF       Amsterdam Sludge Management
           Facility
CAB        Capital Appreciation Board
CCSSVD     Central Council of the Society of St.
           Vincent dePaul
CFGA       Child and Family Guidance Association
CHSLI      Catholic Health Services of Long Island
CNGCS      Central Nassau Guidance and
           Counseling Services
COP        Certificates of Participation
CSD        Central School District
CSMR       Community Services for the Mentally
           Retarded
DA         Dormitory Authority
DDI        Developmental Disabilities Institute
DIAMONDS   Direct Investment of Accrued
           Municipals
DRIVERS    Derivative Inverse Tax Exempt Receipts
EDA        Economic Development Authority
EFC        Environmental Facilities Corp.
ERDA       Energy Research and Development
           Authority
FHA        Federal Housing Agency
FREE       Family Residences and Essential
           Enterprises
GJSR       Gurwin Jewish Senior Residences
GO         General Obligation
GSHMC      Good Samaritan Hospital Medical
           Center
HBFA       Housing Bank and Finance Agency
HDC        Housing Development Corp.
HELP       Homeless Economic Loan Program
HFA        Housing Finance Agency/Authority
HFC        Housing Finance Corp.
HH         Harmony Heights, Inc.
HHS        Harmony Heights School
HJDOI      Hospital for Joint Diseases Orthopedic
           Institute
IDA        Industrial Development Agency
IGHL       Independent Group Home for Living
ITEMECF    Industrial, Tourist, Educational, Medical
           and Environmental Community
           Facilities
JCC        Jewish Community Center
JDAM       Julia Dyckman Andrus Memorial
JFK        John Fitzgerald Kennedy
L.I.       Long Island
LGSC       Local Government Services
           Corporation
LILCO      Long Island Lighting Corporation
LRRHCF     Loretto Rest Residential Health Care
           Facility
LVH        Little Village House
MCH        Maryhaven Center of Hope
MMC        Mercy Medical Center
MSH/NYU    Mount Sinai Hospital/New York
           University
MTA        Metropolitan Transportation Authority
NH&HC      Nursing Home and Health Care
NIMO       Niagara Mohawk Power Corporation
NY/NJ      New York/New Jersey
NYC        New York City
NYS        New York State
NYU        New York University
OBPWC      Ocean Bay Park Water Corporation
PSCH       Professional Service for the
           Handicapped, Inc.
Res Rec    Resource Recovery Facility
RG&E       Rochester Gas and Electric
RIBS       Residual Interest Bonds
RITES      Residual Interest Tax Exempt Security
SCCC       Sullivan County Community College
SCHRC      St. Charles Hospital and Rehabilitation
           Center
SCSB       Schuyler Community Services Board
SCSMC      St. Catherine of Sienna Medical Center
SFH        St. Francis Hospital
SLCD       School for Language and
           Communication Development
SMCFS      St. Mary's Children and Family Services
SONYMA     State of New York Mortgage Agency
SSMH       Soldiers and Sailors Memorial Hospital
SUNY       State University of New York
SV         Sienna Village
TASC       Tobacco Settlement Asset-Backed
           Bonds
TFABs      Tobacco Flexible Amortization Bonds
UBF        University of Buffalo Foundation
UCP/HCA    United Cerebral Palsy and
           Handicapped Children's Association
UCPAGS     United Cerebral Palsy Association of
           Greater Suffolk
UDC        Urban Development Corp.
V.I.       United States Virgin Islands
WORCA      Working Organization for Retarded
           Children and Adults
WWH        Wyandach/Wheatley Heights
YMCA       Young Men's Christian Association


                         46 | ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS  June 30, 2005
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                MARKET VALUE    PERCENT
--------------------------------------------------------------------------------
Tobacco Settlements                                   $  798,245,049       11.2%
Hospital/Health Care                                     782,844,835       11.0
Electric Utilities                                       593,927,167        8.3
Highways/Railways                                        585,991,294        8.2
Airlines                                                 569,768,260        8.0
General Obligation                                       432,655,683        6.1
Water Utilities                                          417,427,147        5.9
Adult Living Facilities                                  374,934,190        5.3
Higher Education                                         290,813,659        4.1
Multifamily Housing                                      290,294,594        4.1
Not-for-Profit Organization                              277,462,902        3.9
Marine/Aviation Facilities                               273,701,599        3.5
Municipal Leases                                         232,519,608        3.3
Sales Tax Revenue                                        212,175,270        3.0
Paper, Containers & Packaging                            196,929,287        2.8
Special Tax                                              134,555,300        1.9
Resource Recovery                                        125,975,583        1.8
Education                                                122,529,466        1.7
Single Family Housing                                     97,195,770        1.4
Manufacturing, Durable Goods                              88,269,983        1.2
Manufacturing, Non-Durable Goods                          75,462,465        1.1
Pollution Control                                         55,427,386        0.8
Special Assessment                                        40,797,276        0.6
Gas Utilities                                             31,398,850        0.4
Parking Fee Revenue                                       28,413,882        0.4
Hotels, Restaurants & Leisure                              1,200,792        0.0
                                                      --------------------------
Total                                                 $7,130,917,297      100.0%
                                                      ==========================


                         47 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  June 30, 2005
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                 PERCENT
--------------------------------------------------------------------------------
AAA                                                                        10.7%
AA                                                                         16.9
A                                                                          16.9
BBB                                                                        33.2
BB                                                                          4.1
B                                                                           0.2
CCC                                                                         6.6
Not Rated                                                                  11.4
                                                                          ------
Total                                                                     100.0%
                                                                          ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         48 | ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2005
-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value (cost $6,751,355,704)--see accompanying statement of investments     $ 7,130,917,297
-----------------------------------------------------------------------------------------------------------
Cash                                                                                             1,893,365
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                       114,041,232
Investments sold (including $62,958,187 sold on a when-issued basis
or forward commitment)                                                                         102,255,064
Shares of beneficial interest sold                                                              27,464,564
Other                                                                                               93,166
                                                                                           ----------------
Total assets                                                                                 7,376,664,688

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable to conduit lender (See Note 6)                                                         182,600,000
Investments purchased (including $111,689,846 purchased on a when-issued basis
or forward commitment)                                                                         148,683,302
Dividends                                                                                        7,462,538
Shares of beneficial interest redeemed                                                           7,059,999
Distribution and service plan fees                                                               2,875,691
Trustees' compensation                                                                             990,161
Transfer and shareholder servicing agent fees                                                      210,116
Interest expense                                                                                   173,389
Shareholder communications                                                                         124,331
Other                                                                                              232,650
                                                                                           ----------------
Total liabilities                                                                              350,412,177

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $ 7,026,252,511
                                                                                           ================

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Paid-in capital                                                                            $ 6,852,219,171
-----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                 (9,124,262)
-----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                  (196,403,990)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                     379,561,592
                                                                                           ----------------
NET ASSETS                                                                                 $ 7,026,252,511
                                                                                           ================


                         49 | ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $5,389,488,382
and 293,026,967 shares of beneficial interest outstanding)                                          $18.39
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)     $19.31
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,023,505,653 and 55,695,047 shares
of beneficial interest outstanding)                                                                 $18.38
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $603,281,670 and 32,842,506 shares
of beneficial interest outstanding)                                                                 $18.37
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$9,976,806 and 542,538 shares of beneficial interest outstanding)                                   $18.39

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         50 | ROCHESTER FUND MUNICIPALS

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                          $ 206,455,332

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      15,083,025
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               3,652,987
Class B                                                               5,136,119
Class C                                                               2,680,155
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 796,871
Class B                                                                 243,308
Class C                                                                 117,955
Class Y                                                                       9
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  71,881
Class B                                                                  22,001
Class C                                                                   8,357
--------------------------------------------------------------------------------
Accounting service fees                                                 979,068
--------------------------------------------------------------------------------
Interest expense                                                        719,290
--------------------------------------------------------------------------------
Custodian fees and expenses                                             156,702
--------------------------------------------------------------------------------
Trustees' compensation                                                  130,856
--------------------------------------------------------------------------------
Other                                                                   469,026
                                                                  --------------
Total expenses                                                       30,267,610
Less reduction to custodian expenses                                    (26,996)
                                                                  --------------
Net expenses                                                         30,240,614

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               176,214,718

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                     11,653,447
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                234,658,796

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 422,526,961
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         51 | ROCHESTER FUND MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          SIX MONTHS                YEAR
                                                                               ENDED               ENDED
                                                                       JUNE 30, 2005        DECEMBER 31,
                                                                         (UNAUDITED)                2004
---------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------
Net investment income                                                 $  176,214,718      $  350,857,637
---------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                  11,653,447         (38,366,025)
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                    234,658,796          94,781,929
                                                                      -----------------------------------
Net increase in net assets resulting from operations                     422,526,961         407,273,541

---------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                 (149,826,728)       (272,651,228)
Class B                                                                  (26,826,873)        (60,767,414)
Class C                                                                  (13,929,481)        (24,573,155)
Class Y                                                                     (265,988)           (542,368)

---------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                  514,437,080         431,796,391
Class B                                                                  (85,728,679)       (164,466,975)
Class C                                                                   86,311,270          51,246,009
Class Y                                                                    1,553,385          (1,008,130)

---------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------
Total increase                                                           748,250,947         366,306,671
---------------------------------------------------------------------------------------------------------
Beginning of period                                                    6,278,001,564       5,911,694,893
                                                                      -----------------------------------
End of period (including accumulated net investment income (loss)
of $(9,124,262) and $5,510,090, respectively)                         $7,026,252,511      $6,278,001,564
                                                                      ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         52 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                                   YEAR
                                                   ENDED                                                                  ENDED
                                           JUNE 30, 2005                                                               DEC. 31,
CLASS A                                      (UNAUDITED)          2004          2003          2002          2001           2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $17.76        $17.62        $17.38        $17.52        $17.67         $16.78
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .50 1        1.07 1        1.11          1.08          1.06           1.04
Net realized and unrealized gain (loss)              .65           .16           .23          (.15)         (.17)           .89
                                                  ----------------------------------------------------------------------------------
Total from investment operations                    1.15          1.23          1.34           .93           .89           1.93
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.52)        (1.09)        (1.10)        (1.07)        (1.04)         (1.04)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $18.39        $17.76        $17.62        $17.38        $17.52         $17.67
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  6.70%         7.25%         8.12%         5.46%         5.14%         11.93%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)           $5,389        $4,699        $4,228        $4,299        $4,073         $3,536
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                  $4,989        $4,387        $4,100        $4,292        $3,893         $3,341
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               5.61%         6.09%         6.49%         6.18%         5.97%          6.07%
Total expenses                                      0.72%         0.72%         0.71%         0.72%         0.72%          0.78%
Expenses after payments and waivers and
reduction to custodian expenses                      N/A 4         N/A 4         N/A 4,5      0.71% 4,6     0.70% 4,6      0.74% 4,6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                6%           14%           18%           29%           11%            26%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         53 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                                   YEAR
                                                   ENDED                                                                  ENDED
                                           JUNE 30, 2005                                                               DEC. 31,
CLASS B                                      (UNAUDITED)          2004          2003          2002          2001           2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $17.75        $17.60        $17.36        $17.51        $17.66         $16.77
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .43 1         .91 1         .96           .93           .91            .89
Net realized and unrealized gain (loss)              .65           .18           .23          (.16)         (.17)           .90
                                                  ----------------------------------------------------------------------------------
Total from investment operations                    1.08          1.09          1.19           .77           .74           1.79
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.45)         (.94)         (.95)         (.92)         (.89)          (.90)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $18.38        $17.75        $17.60        $17.36        $17.51         $17.66
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  6.25%         6.40%         7.19%         4.50%         4.25%         10.98%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)           $1,024        $1,073        $1,231        $1,342        $1,157         $  803
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                  $1,036        $1,130        $1,259        $1,275        $  997         $  711
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               4.76%         5.23%         5.62%         5.32%         5.10%          5.19%
Total expenses                                      1.59%         1.59%         1.58%         1.58%         1.58%          1.65%
Expenses after payments and waivers and
reduction to custodian expenses                      N/A 4         N/A 4         N/A 4,5      1.57% 4,6     1.56% 4,6      1.60% 4,6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                6%           14%           18%           29%           11%            26%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         54 | ROCHESTER FUND MUNICIPALS

                                              SIX MONTHS                                                                   YEAR
                                                   ENDED                                                                  ENDED
                                           JUNE 30, 2005                                                               DEC. 31,
CLASS C                                      (UNAUDITED)          2004          2003          2002          2001           2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $17.74        $17.59        $17.36        $17.50        $17.66         $16.76
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .42 1         .91 1         .96           .93           .91            .89
Net realized and unrealized gain (loss)              .66           .18           .22          (.15)         (.18)           .91
                                                  ----------------------------------------------------------------------------------
Total from investment operations                    1.08          1.09          1.18           .78           .73           1.80
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.45)         (.94)         (.95)         (.92)         (.89)          (.90)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $18.37        $17.74        $17.59        $17.36        $17.50         $17.66
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  6.26%         6.40%         7.14%         4.57%         4.19%         11.06%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)           $  603        $  498        $  443        $  471        $  429         $  259
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                  $  542        $  459        $  436        $  460        $  356         $  225
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               4.74%         5.22%         5.62%         5.32%         5.09%          5.20%
Total expenses                                      1.58%         1.59%         1.58%         1.58%         1.57%          1.63%
Expenses after payments and waivers and
reduction to custodian expenses                      N/A 4         N/A 4         N/A 4,5      1.57% 4,6     1.55% 4,6      1.59% 4,6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                6%           14%           18%           29%           11%            26%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         55 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                                   YEAR
                                                   ENDED                                                                  ENDED
                                           JUNE 30, 2005                                                               DEC. 31,
CLASS Y                                      (UNAUDITED)          2004          2003          2002          2001         2000 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $17.76        $17.61        $17.38        $17.52        $17.67         $16.88
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .52 2        1.10 2        1.14          1.10          1.08            .70
Net realized and unrealized gain (loss)              .65           .17           .21          (.15)         (.17)           .78
                                                  ----------------------------------------------------------------------------------
Total from investment operations                    1.17          1.27          1.35           .95           .91           1.48
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.54)        (1.12)        (1.12)        (1.09)        (1.06)          (.69)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $18.39        $17.76        $17.61        $17.38        $17.52         $17.67
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  6.80%         7.50%         8.16%         5.57%         5.25%          8.97%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)           $   10        $    8        $    9        $   12        $   12         $   11
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                  $    9        $    8        $   11        $   12        $   12         $   10
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                               5.79%         6.27%         6.79%         6.30%         6.08%          6.07%
Total expenses                                      0.54%         0.55%         0.61%         0.62%         0.62%          0.68%
Expenses after payments and waivers and
reduction to custodian expenses                      N/A 5         N/A 5         N/A 5        0.61% 5,6     0.60% 5,6      0.64% 5,6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                6%           14%           18%           29%           11%            26%

1. For the period from April 28, 2000 (inception of offering) to December 31, 2000.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         56 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Rochester Fund Municipals (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek to provide as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and


                         57 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2005, the Fund had purchased $111,689,846 of securities issued on a when-issued basis or forward commitment and sold $62,958,187 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $641,270,476 as of June 30, 2005. Including the effect of leverage, inverse floaters represent 16.32% of the Fund's total assets as of June 30, 2005.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2005, securities with an aggregate market value of $4,205,670, representing 0.06% of the Fund's net assets, were in default.


                         58 | ROCHESTER FUND MUNICIPALS

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $187,447,738. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of June 30, 2005, it is estimated that the Fund will utilize $11,653,447 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2004, the Fund did not utilize any capital loss carryforward.

As of December 31, 2004, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                            EXPIRING
                            --------------------------
                            2005          $  5,760,047
                            2006             4,332,921
                            2007            41,458,446
                            2008            48,591,026
                            2011            68,625,845
                            2012            30,332,900
                                          ------------
                            Total         $199,101,185
                                          ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 2005, the Fund's


                         59 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

projected benefit obligations were increased by $1,989 and payments of $15,897 were made to retired trustees, resulting in an accumulated liability of $816,169 as of June 30, 2005.

      In January 1995, the then existing Board of Trustees of the Fund adopted an unfunded retirement plan for its independent trustees. The retirement plan, as amended and restated in October 1995, provides that no independent trustee of the Fund who is elected after September 1995 may be eligible to receive benefits there under. Upon retirement, eligible trustees receive annual payments based upon their years of service. In connection with the sale of certain assets of Rochester Capital Advisors, L.P. (the Fund's former investment advisor) to the Manager, all but one of the existing independent trustees retired effective January 4, 1996. During the six months ended June 30, 2005, payments of $27,000 were made to retired trustees. As of June 30, 2005, the Fund had recognized an accumulated liability of $91,125.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


                         60 | ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               SIX MONTHS ENDED JUNE 30, 2005          YEAR ENDED DECEMBER 31, 2004
                                   SHARES              AMOUNT            SHARES              AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                           37,138,023       $ 669,867,265        46,521,892       $ 815,106,857
Dividends and/or
distributions reinvested        4,573,911          82,381,344         8,491,183         148,621,535
Redeemed                      (13,209,033)       (237,811,529)      (30,527,851)       (531,932,001)
                              ----------------------------------------------------------------------
Net increase                   28,502,901       $ 514,437,080        24,485,224       $ 431,796,391
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                            2,934,856       $  52,856,254         5,986,622       $ 104,928,366
Dividends and/or
distributions reinvested          855,445          15,386,196         1,972,158          34,491,896
Redeemed                       (8,571,959)       (153,971,129)      (17,438,391)       (303,887,237)
                              ----------------------------------------------------------------------
Net decrease                   (4,781,658)      $ (85,728,679)       (9,479,611)      $(164,466,975)
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS C
Sold                            6,046,574       $ 108,984,002         6,761,505       $ 118,507,396
Dividends and/or
distributions reinvested          474,865           8,542,955           805,567          14,083,421
Redeemed                       (1,735,125)        (31,215,687)       (4,677,791)        (81,344,808)
                              ----------------------------------------------------------------------
Net increase                    4,786,314       $  86,311,270         2,889,281       $  51,246,009
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS Y
Sold                               86,364       $   1,570,211                --       $          --
Dividends and/or
distributions reinvested              224               4,074                --                  --
Redeemed                           (1,147)            (20,900)          (58,749)         (1,008,130)
                              ----------------------------------------------------------------------
Net increase (decrease)            85,441       $   1,553,385           (58,749)      $  (1,008,130)
                              ======================================================================


                         61 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2005, were $947,237,964 and $380,371,948, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.54% of the first $100 million of average daily net assets, 0.52% on the next $150 million, 0.47% on the next $1.75 billion, 0.46% on the next $3 billion, 0.45% on the next $3 billion and 0.44% of average daily net assets over $8 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the six months ended June 30, 2005, the Fund paid $979,068 to the Manager for accounting services.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2005, the Fund paid $1,164,898 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


                         62 | ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2005 for Class B and Class C shares were $37,939,754 and $12,366,026, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                              CLASS A            CLASS B            CLASS C
                           CLASS A         CONTINGENT         CONTINGENT         CONTINGENT
                         FRONT-END           DEFERRED           DEFERRED           DEFERRED
                     SALES CHARGES      SALES CHARGES      SALES CHARGES      SALES CHARGES
SIX MONTHS             RETAINED BY        RETAINED BY        RETAINED BY        RETAINED BY
ENDED                  DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR
-------------------------------------------------------------------------------------------
June 30, 2005           $1,548,534            $32,718           $737,377            $86,088

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                         63 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BANK BORROWINGS

The Fund can borrow money from banks in amounts up to 5% of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      Effective January 21, 2005, the Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $300 million, collectively. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.2109% as of June 30, 2005). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $300 million facility size.

      For the six months ended June 30, 2005, the average daily loan balance was $50,499,448 at an average daily interest rate of 2.79%. The Fund had borrowings outstanding of $182,600,000 at June 30, 2005 at an interest rate of 3.2109%. The Fund had gross borrowings and gross loan repayments of $547,700,000 and $470,000,000, respectively, during the six months ended June 30, 2005. The maximum amount of borrowings outstanding at any month-end during the six months ended June 30, 2005 was $182,600,000. The Fund paid $204,733 in fees and $705,649 in interest during the six months ended June 30, 2005.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005, and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly


                         64 | ROCHESTER FUND MUNICIPALS
disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                         65 | ROCHESTER FUND MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         66 | ROCHESTER FUND MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Ronald H. Fielding, Daniel G. Loughran, Scott Cottier and Troy Willis and the Manager's Rochester investment team and analysts. Mr. Fielding has been a Portfolio Manager and Vice President of the Fund, a Senior Vice President of the Manager and Chairman of the Rochester Division of the Manager since January 1996. Mr. Fielding is the team leader for the Fund and has had over 27 years of experience managing municipal bond/tax exempt/fixed income investments. Mr. Loughran has been a Senior Portfolio Manager


                         67 | ROCHESTER FUND MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT
Unaudited / Continued
--------------------------------------------------------------------------------

of the Fund and a Vice President of the Manager since April 2001. Mr. Cottier has been a Portfolio Manager of the Fund and a Vice President of the Manager since 2002. Messrs. Loughran and Cottier have each had over 10 years of experience managing municipal bond/tax exempt/fixed income investments. Messrs. Fielding, Loughran and Cottier are also portfolio managers of other funds in the OppenheimerFunds complex. Mr. Willis has been an Associate Portfolio Manager of both the Fund and the Manager since 2003. He is an associate portfolio manager of other funds in the OppenheimerFunds complex.

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other New York municipal debt funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board considered that the Fund's one-year, three-year, five-year and ten-year performance were all better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other New York municipal debt funds and other funds with comparable assets levels and distribution features. The Board considered that the Fund's contractual management fees are higher than its peer group average. However the Fund's actual management fees and its total expenses are lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The


                         68 | ROCHESTER FUND MUNICIPALS

Board considered that the Fund has recently experienced modest asset growth and that, based on current asset levels, the Fund has passed its last management fee breakpoint. Based on this evaluation, the Board requested and the Manager agreed to a revised breakpoint schedule that declines as the Fund's assets grow. Under the revised breakpoint schedule, the Fund will pay 0.54% of the first $100 million of average daily net assets, 0.52% on the next $150 million, 0.47% on the next $1.75 billion, 0.46% on the next $3 billion, 0.45% on the next $3 billion and 0.44% of average daily net assets over $8 billion. For the calendar year ended December 31, 2004, the Fund paid the Manager according to the following schedule: 0.54% of the first $100 million of average daily net assets, 0.52% of the next $150 million, 0.47% on the next $1.75 billion, 0.46% on the next $3 billion and 0.45% of average daily net assets in excess of $5 billion.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates, and the revised fee structure adopted by the Board and the Manager are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                         69 | ROCHESTER FUND MUNICIPALS

ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUNDS' AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

      1. The Funds' Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

      2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the

            Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

      3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

            o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

            o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

            o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

            o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

            The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

      4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005 the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

By:   /s/Brian W. Wixted
         -----------------
         Brian W. Wixted
         Principal Financial Officer

Date:    August 10, 2005